                                                     Registration No. 333-14087
                                                             File No. 811-07857

                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, DC 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

Pre-Effective Amendment No. _____                                           [ ]

Post-Effective Amendment No. 17                                             [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                 [X]

Amendment No. 18                                                            [X]

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                      OPPENHEIMER REAL ASSET FUND*

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           (Exact Name of Registrant as Specified in Charter)

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           6803 South Tucson Way, Centennial, Colorado 80112
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          (Address of Principal Executive Offices) (Zip Code)

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                              303-768-3200
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          (Registrant's Telephone Number, including Area Code)

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                          Robert G. Zack, Esq.
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                         OppenheimerFunds, Inc.
       Two World Financial Center, 225 Liberty Street-11th Floor
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                     New York, New York 10281-1008
                (Name and Address of Agent for Service)

It  is  proposed   that  this  filing  will  become   effective   (check
appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]   On January 1, 2007 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On ___________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

RAF Fund Ltd. has also executed this Registration Statement.
* On  January  1, 2007,  the Fund will  change  its name to  Oppenheimer
Commodity  Strategy Total Return Fund. The Fund was  incorporated  under the name "Oppenheimer Real Asset Fund" on July 22, 1996.

Oppenheimer

Commodity Strategy Total Return Fund

Prospectus dated January 1, 2007          Oppenheimer Commodity Strategy Total
                                          Return Fund is a mutual fund.  It
                                          seeks to provide total return by
                                          investing in commodity-linked
                                          derivatives, primarily
                                          commodity-linked notes; U.S.
                                          government securities; and other
                                          debt securities.

                                          Commodity-linked derivatives have
                                          higher risks of volatility and loss
                                          of principal than many equity and
                                          fixed income securities.  You should
                                          carefully consider these risks
                                          before investing.

                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

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A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks total return.  Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in the value of the Fund's investments and income on those investments.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests its assets in a combination of:

o   Commodity-linked derivatives, primarily commodity-linked notes, the value of which is linked to the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures or option contract, a commodity index (such as the Goldman Sachs Commodity
    Index(R)), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets; and

o   Investment-grade and non-investment-grade corporate bonds and notes;
    debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; repurchase agreements; asset-backed securities; and forward, option, futures and swap contracts relating to debt securities, interest rates or currencies.

o   Commodity-linked derivatives provide investors with exposure to the investment returns of commodities markets without investing directly in physical commodities. As opposed to stocks or bonds, commodities are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. Commodity-linked derivatives include commodity-linked notes, futures, options and swaps the value of which is linked to the value of a commodity, commodity index, or commodity futures or option contract.

      Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund's investment needs.

      The Fund will invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary ("Subsidiary").  It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.  The
Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the
Fund.  Please refer to the section "About the Fund's Investments - Investment in Wholly-Owned Subsidiary" for more information about the operation and management of the Subsidiary.

       The Fund's Board of Trustees approved a change in the Fund's name, effective January 1, 2007, from "Oppenheimer Real Asset Fund(R)" to
"Oppenheimer Commodity Strategy Total Return Fund" to more closely tie the
Fund's name to its strategy of investing in commodity-linked instruments and its total return investment objective.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT INVESTMENTS TO BUY OR SELL? The
Fund's portfolio managers generally allocate the Fund's commodity-linked investments among a variety of different commodity sectors, based on the weightings of the components of the Fund's benchmark index, the Goldman Sachs
Commodity Index(R)(the "GSCI(R)"). However, the Fund is actively managed and its investment allocations may differ from the weightings in the GSCI. As a result, the Fund's performance is likely to differ from the performance of the GSCI. The Fund is not an "index" fund.

       The Fund attempts to provide its shareholders with exposure to the returns of the commodities markets through commodity-linked investments, rather than by investing directly in physical commodities. To do so, the portfolio managers invest a substantial percentage of the Fund's assets in commodity-linked derivatives while also investing a substantial portion of the Fund's assets in U.S. government securities and other debt securities to provide liquidity and income.

      The portfolio managers' process also involves actively managing the following three inter-related components to select investments for the Fund.
This process may change over time or other factors and strategies may be employed:
o     Commodities Management. The portfolio managers use a model-driven approach augmented by their analysis and judgment that seeks to identify relative value opportunities between two commodities or contracts with the intent of exploiting temporary market
      inefficiencies. In addition, the Fund utilizes a proprietary model that incorporates fundamental and technical factors intended to identify extreme market pricing imbalances for individual commodities or sectors and potential catalysts that may result in the elimination of the particular imbalances.
o     Collateral Management.  The portfolio managers use a team approach to construct a diversified portfolio of U.S. government, agency, mortgage-backed, asset-backed, and corporate securities to provide liquidity and income.
o     Performance and Portfolio Risk Monitoring. On an ongoing basis, the portfolio managers monitor the performance and risks of the Fund's investments.

       The portfolio managers will also consider which type of
commodity-linked derivative is best suited to provide the desired exposure to the commodities markets.  If the portfolio managers determine that a commodity-linked note is appropriate, the Fund would invest directly in the commodity-linked note.  If the portfolio managers decide that a futures contract, swap, or option on a futures contract is appropriate, the Fund may enter into the futures or swap contract or purchase the option directly, but more likely would invest in the Subsidiary, which would hold the futures contract, swap, or option to obtain indirectly the desired exposure to the commodities markets.  As a result, the level of the Fund's investment in the
Subsidiary will vary based on the portfolio managers' use of different commodity-linked derivatives, with the increasing use of commodity-linked notes typically resulting in decreased investment in the Subsidiary and the increasing use of futures, swaps, or options on futures typically resulting in increased investment in the Subsidiary.

       The Fund will not purchase the securities, commodity-linked notes and other instruments of any issuer if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them. The individual components of an index will be considered as separate industries for this purpose.

       The Fund will invest 25% or more of its total assets in securities, commodity-linked notes and other commodity-linked derivatives linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors as a group.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for aggressive investors seeking total return over the long term, mainly from commodity-linked derivatives. The Fund is not designed for investors seeking current income or preservation of capital.  Because commodity market returns may not be correlated with the returns of equity and debt markets over the long term, an investment in the Fund may provide useful diversification in an investor's overall portfolio.

      However, the Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities.  Investors should consider buying shares of the Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed-income and equity investments.
Investors in the Fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations because of the
Fund's investments in commodity-linked instruments.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor investment selection by the Fund's
Sub-Advisor, Oppenheimer Real Asset Management, Inc., will cause the Fund to underperform other funds having a similar investment objective.

The derivatives and other investments held by the Fund's Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund.

COMMODITY RISK.  The value of commodity-linked derivatives is subject to variables that may be less significant to the values of traditional securities such as stocks and bonds. The value of commodity-linked derivatives may be affected by drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments may have a larger impact on commodity prices and commodity-linked derivatives than on traditional securities. These risks may subject the Fund's investments to greater volatility than investments in traditional securities.

SPECIAL RISKS OF COMMODITY-LINKED NOTES.   The Fund will invest in
commodity-linked notes as a primary vehicle for gaining exposure to commodities markets.  In general, a commodity-linked note has characteristics of a debt security and a commodity-linked derivative.  The issuer of a commodity-linked note typically makes interest payments and a principal payment at maturity that is linked to the price movement of a commodity, commodity index, or commodity futures or option contract.

      The commodity-linked notes in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value.  In addition to commodity risk, they may be subject to additional special risks that do not affect traditional equity and debt securities:
o     Risk of loss of interest.  If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.
o     Risk of loss of principal.  To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the
      Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the Fund's portfolio may be significantly higher than 50% of the value of the note.
o     Lack of secondary market.  A liquid secondary market may not exist for the specially created commodity-linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them.
o     Risk of greater volatility.  The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile.  Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable.  Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

RISKS OF DERIVATIVE INSTRUMENTS. The Fund can use other derivative instruments, such as options, futures, forwards and swaps, to seek greater investment returns or to hedge against declines in the value of the Fund's other portfolio investments.  The Fund may use derivative instruments that trade on U.S. or foreign exchanges, or may initiate a derivatives transaction in the "over-the-counter" ("OTC") market by transacting directly with a dealer.  There are special risks in particular derivative instruments and hedging strategies the Fund might use. If the Sub-Advisor uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the Fund and reduce the Fund's return.  The Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

      Interest rate and stock market changes in the U.S. and abroad may influence the performance of derivatives. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Sub-Advisor expected it to. If that happens, the
Fund's share price could decline.

o     Special Risks of Options.  The Fund may buy or sell put and call options that trade on U.S. or foreign exchanges.  The Fund may also buy or sell OTC options, which subject the Fund to the risk that a counterparty may default on its obligations.  In selling
            (referred to as "writing") a put or call option, there is a risk that, upon exercise of the option, the Fund may be required to buy (for written puts) or sell (for written calls) the underlying investment at a disadvantageous price.  The Fund may write call options on a security or other investment that the Fund owns
            (referred to as "covered calls").  If a covered call sold by the
            Fund is exercised on an investment that has increased in value above the call price, the Fund will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price.  Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar.

o     Special Risks of Futures Contracts.  The price volatility of futures contracts has been historically greater than that for traditional securities such as stocks and bonds.  To the extent that the Fund invests in futures contracts, the assets of the Fund, and
            therefore the prices of Fund shares, may be subject to greater volatility.  In addition, futures exchanges often impose on each futures contract a maximum permissible price movement for each trading session. The Fund may be disadvantaged if it is
            prohibited from executing a trade outside the daily permissible price movement.

o     Special Risks of Swaps.  There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.  If the Fund were to sell a swap it owned to a third party, the Fund would still remain primarily liable for the obligations under the swap contract.
            Additionally, the Fund will bear the risk that the counterparty could default on its obligations under the swap agreement.

RISKS OF INVESTMENT IN WHOLLY-OWNED SUBSIDIARY.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of that Act. The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the
Subsidiary, and the Fund and Subsidiary are both managed by OppenheimerFunds,
Inc. (the "Manager") and the Sub-Advisor, making it unlikely that the
Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the
Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary.
Also, the Manager and Sub-Advisor, in managing the Subsidiary's portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

CREDIT RISK.  The commodity-linked notes, swap contracts, OTC options, and the corporate bonds, notes and other debt securities the Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the Fund's income might be reduced. If the issuer fails to pay principal, the Fund can lose money on the investment, and its share prices may fall.

      The Fund will attempt to limit credit risk for commodity-linked notes, to the extent possible, by engaging in transactions with counterparties that have an investment-grade credit rating, or a Letter of Credit from a major money center bank or some other form of credit enhancement. In addition, the
Fund does not expect to invest more than 25% of its total assets in commodity-linked notes under whose terms the potential loss, either at redemption or maturity, exceeds 50% of the face value of the securities. That amount is calculated at the time of investment. The Fund does not intend to invest more than 10% of its total assets, determined at the time of investment, in commodity-linked notes that mature in more than 19 months.

      The Fund can invest up to 10% of its total assets in
below-investment-grade securities that have greater credit risks than investment-grade securities. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

INTEREST RATE RISKS.  Debt securities are subject to changes in their value when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall.  The magnitude of these fluctuations is generally greater for debt securities with longer maturities. The Fund's share prices can go up or down when interest rates change because of the effect of the change in the value of the Fund's portfolio of debt securities.

o     Prepayment Risks. Mortgage-backed securities are subject to the risks of unanticipated prepayment.  The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principal to the Fund prior to the security's expected maturity.  The Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income. The interest-only and principal-only mortgage-backed securities the Fund can buy are especially sensitive to interest rate changes, which can affect not only their prices but can also change the prepayment assumptions about those investments and income flows the Fund receives from them.

      Mortgage-backed securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  If the Fund buys mortgage-backed securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium.

RISKS OF LEVERAGE.  Some derivatives the Fund buys involve a degree of leverage.  Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment.  The Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

      The Fund has limits on the leverage ratio of each commodity-linked note it buys as well as on its overall portfolio.  The Fund is also subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments.  Under these requirements, the Fund must set aside liquid assets
(referred to sometimes as "asset segregation"), or engage in other measures, while the derivatives instruments are held.  The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.

SPECIAL RISKS OF FOREIGN INVESTING. The Fund can buy bonds of issuers, and invest in futures and options that trade on exchanges, located outside of the
United States.  While foreign investments offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of investments denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the United States or abroad, or other political and economic factors.

      Additionally, if the Fund invests a significant amount of its assets in foreign investments, it might expose the Fund to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign investments that might result from events that occur after the close of the foreign market on which a foreign investment is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Fund's use of "fair value pricing" to adjust the closing market prices of foreign investments under certain circumstances to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

HOW RISKY IS THE FUND OVERALL? The Fund's derivative investments may be quite volatile and may lose principal value. The risks described above collectively form the overall risk profile of the Fund and can affect the value of the
Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The Sub-Advisor attempts to reduce some of these risks by investing in instruments linked to different sectors of the commodity markets, by not investing 25% or more of its assets in securities issued by companies in any one industry (although the Fund may emphasize investment in certain commodity sectors and, through investment in commodity-linked notes, in the financial services sector), and by carefully researching investments before they are purchased for the portfolio.  However, the Fund's share prices can be expected to be very volatile. In the OppenheimerFunds spectrum of funds, the
Fund is an aggressive fund.  The Fund is expected to have a higher share price volatility than the other Oppenheimer funds that invest mainly in equity or fixed-income securities because of the special risks to which the
Fund's derivative investments are subject.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception (3/31/97) and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those  shown.  For the period from 1/1/06  through  9/30/06,  the cumulative  return  (not  annualized)  before  taxes  for  Class A shares  was
-9.36%.  During the period  shown in the bar chart,  the  highest  return (not annualized)  before  taxes for a calendar  quarter was 22.03% (3rd Qtr 05) and the lowest  return (not  annualized)  before taxes for a calendar  quarter was
-25.88% (4th Qtr 98).

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Average Annual Total Returns           1 Year         5 Years        10 Years
                                                    (or life of    (or life of
for  the  periods  ended  December                   class, if      class, if
31, 2005                                               less)          less)
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Class A Shares (inception 3/31/97)
  Return Before Taxes                  19.11%          8.86%          4.77%
  Return After Taxes on                16.39%          5.96%          2.38%
  Distributions
  Return     After     Taxes    on     13.75%          6.13%          2.68%
  Distributions  and  Sale of Fund
  Shares
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Class B Shares (inception 3/31/97)     20.37%          8.95%          4.91%
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Class C Shares (inception 3/31/97)     24.43%          9.25%          4.63%
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Class N Shares (inception 3/1/01)      24.99%          12.02%          N/A
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Class Y Shares (inception 3/31/97)     26.78%          10.58%         5.84%
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Goldman Sachs Commodity Index          25.55%          9.83%         8.22%(2)

(GSCI(R)) (reflects no deduction

for fees, expenses or taxes)                          11.76(1)

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(1)   From 2/28/01.
(2)   From 3/31/97.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year)  and 2% (5 years);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There  is no  sales  charge  for  Class  Y.  Because  Class B  shares convert to Class A shares 72 months  after  purchase,  Class B "life of class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after  conversion.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is compared  to the  Goldman  Sachs
Commodity  Index  (GSCI(R)),  a  composite  index of  commodity  sector  returns representing  an  unleveraged,  long-term  investment  in  commodity  futures.
Index  performance  includes  reinvestment  of  income  but does  not  reflect transaction costs,  fees,  expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended August 31,
2006, adjusted to reflect the fees and expenses that the Fund would have incurred had it invested 25% of its total assets (the maximum amount permitted) in the Subsidiary for the duration of the fiscal year.  These adjustments are intended to provide shareholders with a more complete picture of the fees and expenses associated with investment in shares of the Fund given that its current investment strategy calls for investment in the
Subsidiary.

----------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                           Class A     Class B    Class C    Class N     Class Y
                           Shares      Shares     Shares     Shares      Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge        5.75%       None       None       None        None
(Load) on purchases
(as % of offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the           None(1)     5%(2)      1%(3)       1%(4)       None
original offering price
or redemption proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Redemption Fee (as a
percentage of total         2.00%      2.00%      2.00%       2.00%      2.00%
redemption proceeds)(5)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                            Class A    Class B    Class C    Class N     Class Y
                            Shares     Shares     Shares     Shares      Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Management Fees of the       1.05%      1.05%      1.05%      1.05%      1.05%
Fund and Subsidiary(6)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Distribution and/or          0.25%      1.00%      1.00%      0.49%       None
Service (12b-1) Fees

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses(7)
  Other Expenses of the
Fund

  Other Expenses of the      0.24%      0.38%      0.28%      0.41%      0.03%
Subsidiary                  0.00%(8)   0.00%(8)   0.00%(8)   0.00%(8)   0.00%(8)
  Total Other Expenses       0.24%      0.38%      0.28%      0.41%      0.03%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Total Annual Operating       1.54%      2.43%      2.33%      1.95%      1.08%
Expenses

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Less Management Fee          0.24%      0.24%      0.24%      0.24%      0.24%
Waiver(9)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Net Total Annual Operating   1.30%      2.19%      2.09%      1.71%      0.84%
Expenses

----------------------------------------------------------------------------------

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $701          $966         $1,251        $2,062

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $724          $993         $1,387      $2,110(10)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $314          $662         $1,135        $2,446

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares               $275          $543          $936         $2,036

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $86           $269          $468         $1,041

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $701          $966         $1,251        $2,062

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $224          $693         $1,187      $2,110(10)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $214          $662         $1,135        $2,446

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares               $175          $543          $936         $2,036

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $86           $269          $468         $1,041

--------------------------------------------------------------------------------
 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges. There is no sales charge on Class Y shares.

 Expenses may vary in future years.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  gradually  declines  from 5% to 1% in  years  one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)
    within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.

6.    The Fund may invest in its wholly-owned Subsidiary.  The Subsidiary has entered into a separate contract with the Manager for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the
    Manager a management fee at the same rate that the Fund pays the Manager for services provided to the Fund.  "Management Fees of the Fund and
    Subsidiary" reflects an estimate of the gross management fees to be paid to the Manager by the Fund and the Subsidiary during the Fund's current fiscal year.
7.    "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated.  "Total Other Expenses" include the other operating expenses of both the Fund and the Subsidiary. The "Other Expenses of the Fund" in
    the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.  After the waiver, the actual "Other expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.37% and 1.67% for Class N. Class A, Class B,
    Class C, and Class Y were the same as shown above.

8.    The "Other Expenses" of the Subsidiary are estimated to be less than
    0.005% of the Fund's average daily net assets for the Subsidiary's first fiscal year of operations.
9.    The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination.
    "Management Fee Waiver" reflects an estimate of the management fees to be waived during the Fund's current fiscal year.
10.   Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different investments will vary over time based upon the Sub-Advisor's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Because the Fund's assets are not invested solely in commodity-linked investments, and because the Fund's commodity-linked investments may be allocated in amounts that vary from the proportional weightings of the GSCI, the Fund is not an "index" fund.

Commodity-Linked Notes.  The value of a commodity-linked note typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures or option contract, a commodity index (such as the GSCI), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets.  The
       commodity-linked notes in which the Fund invests are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund's investment needs. A typical commodity-linked note may have the following characteristics:
o     Issuer: A bank, other financial institution or commodity producer.
o     Maturity: 12-18 months.
o     Purchase Price:  The Fund purchases a note at a specified face value,

            for example $100 or $1,000.
o     Payment Characteristics:  The Fund receives an interest payment at a fixed coupon rate determined at the time of purchase.  The Fund also receives a payment at maturity that is based on the price movement of the underlying commodity, for example heating oil, or a commodity index, for example the GSCI index. This payment will typically be an amount that is a multiple of the price increase or decrease of the underlying commodity or commodity index.

o     "Put" and Automatic Redemption Features:  The Fund typically has the right to "put" (or sell) a commodity-linked note to the issuer at any time, at a price based on the note's face value as adjusted to reflect the price movement of the underlying commodity, commodity futures or option contract, commodity index or other economic variable.  A typical commodity-linked note also provides that the issuer will automatically repurchase the note from the
            Fund if the value of the note decreases to a specified level, which would occur if the price of the underlying commodity, commodity futures or option contract or commodity index reached a level specified under the terms of the note.

      The Fund can negotiate with the issuer to modify any of the typical characteristics described above.  For example, the Fund can negotiate
      to extend or shorten the maturity of a   commodity-linked note, or to
      receive interest payments at a variable interest rate instead of at a fixed interest rate.

       The Fund typically invests in commodity-linked notes that are excluded from regulation under the Commodity Exchange Act and the rules thereunder (referred to as "qualifying hybrid instruments") to the extent necessary so that the Fund will not be considered a "commodity pool." To be a "qualifying hybrid instrument," a commodity-linked note must meet the following requirements:

o     The note is an equity or debt security within the meaning of Section
            2(l) of the Securities Act of 1933;

o     The sum of the commodity-dependent values of the commodity-dependent component is less than the commodity-independent value of the commodity-independent component;

         The issuer of the note must receive full payment of the note's purchase price at the time of purchase, and a purchaser or holder of a note may not be required to make additional out-of-pocket payments to the issuer during the life of the note or at maturity;
o     The note is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the note or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option;
o     The note does not provide for settlement in the form of a "delivery instrument" that is specified as such in the rules of a
            designated contract market; and
o     The note is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase the note.

      The Fund may invest up to 100% of its total assets in commodity-linked notes that are considered to be "qualifying hybrid instruments."
      However, from time to time the Fund may invest a portion of its assets in commodity-linked notes and other commodity-linked derivatives that do not qualify for exemption from regulation under the Commodity
      Exchange Act.

Derivative Instruments.  In addition to commodity-linked notes, the Fund can use put and call options, futures contracts, forward contracts and swap agreements to attempt to increase its investment return and to manage its exposure to changing interest rates, securities prices, and other economic variables. In the broadest sense, these instruments may be considered derivative instruments.

      The Fund may also buy and sell derivative instruments to adjust its exposure to the returns of the commodity markets from its
      commodity-linked notes.  These derivative instruments and the commodity-linked notes together are referred to in this Prospectus as
            "commodity-linked derivatives" because the value of these
      investments is linked the value of a commodity, commodity index, or commodity futures or option contract.

o     Put and Call Options.  The Fund may purchase and sell call and put options on futures contracts (including commodity futures contracts), commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price.
      Options may be exchange traded or traded over-the-counter (off the exchange markets) directly with dealers.  Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.

      The Fund may write calls if they are "covered." For calls on securities, that means the Fund owns the securities that are subject to the call. For other types of calls, the Fund must identify liquid assets to cover its obligation under the call.  There is no limit on the amount of the Fund's total assets that may be subject to covered calls. The Fund may also write puts. In doing so, the Fund must identify liquid assets to cover the put.

o      Futures Contracts.  The Fund can buy and sell commodities futures contracts and financial futures contracts.  Commodity futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Commodity futures contracts are traded on futures exchanges, which offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. When purchasing stocks or bonds, the buyer acquires ownership in the security, however buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs as buyers typically close-out their position before expiration.  The Fund's investments in commodity futures contracts may involve substantial risks.

       Financial futures contracts are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price, and may be settled in cash or through delivery of the underlying instrument.  Generally, the Fund expects to satisfy or offset its delivery obligations under a futures contract by taking an equal but opposite position in the futures market in the same underlying instrument.

o      Swap Contracts.  The Fund may enter into total return swaps, credit default swaps and interest rate swaps. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year.

       A total return swap gives the Fund the right to receive the appreciation or depreciation in value of an underlying asset, index or other economic variable (for example, a commodity index or commodity futures contract) in return for paying a fee to the counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate.  If the underlying asset or other variable declines (where the Fund is entitled to appreciation of the underlying asset or other variable) or appreciates (where the Fund is entitled to depreciation of the underlying asset or other variable) in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline or appreciation to the counterparty.

       The Fund may enter into credit default swaps, both (i) directly and
       (ii) indirectly in the form of a swap embedded within a structured security to protect against the risk that a debt security will default. The Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event
       (for example, the security fails to timely pay interest or principal), the Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap, also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap, also know as "selling credit protection"). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where the Fund took a short position in the swap and there has been a credit event.

       With an interest rate swap, the Fund and another party exchange their right to receive or obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into interest rate swaps only on securities that it owns.

o     Forward Contracts.  The Fund will typically invest in forward contracts to buy or sell foreign currency for future delivery at a fixed price.
      The Fund may use them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency.  The Fund may also use "cross hedging," a technique that seeks to hedge against changes in currencies other than the currency in which a security the
      Fund holds is denominated.  The use of forward contracts might reduce the gain on an investment that would otherwise result from a change in the relationship between the U.S. dollar and the foreign currency in which the investment is denominated.

Investment in Wholly-Owned Subsidiary.  The Fund will invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  Please refer to the section in this Prospectus titled "How the Fund is Managed - Investment in Wholly-Owned
       Subsidiary" and to the SAI for more information about the organization and management of the Subsidiary.

       Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Supchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Subchapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income").  Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as "qualifying income" for purposes the 90%
       income requirement.  The Fund has received a private letter ruling from the Internal Revenue Service ruling that income from the Fund's investment in the Subsidiary will constitute "qualifying income" for purposes of Subchapter M.

       Because the Fund may invest a substantial portion of its assets in the
       Subsidiary, which may hold some of the investments described in this
       Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, and for the sake of convenience, references to the Fund may also include the Subsidiary.

Debt Securities. The Fund buys debt securities of corporations as well as the
      U.S. government or its agencies and instrumentalities. These investments may have short-, medium-, or long-term maturities. The Fund buys debt securities for liquidity purposes as well as the income they pay.

U.S. Government Securities.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and
      instrumentalities. Some of those securities are directly issued by the
      U.S. Treasury, such as U.S. Treasury bills, notes and bonds. They are backed by the full faith and credit of the U.S. government and are deemed to have the highest credit quality. Some securities issued by
      U.S. government agencies, such as Government National Mortgage
      Corporation pass-through mortgage obligations ("Ginnie Maes"), are also backed by the full faith and credit of the U.S. government. Others are supported by the right of the agency to borrow an amount from the U.S.
      government limited to a specific line of credit (for example, "Fannie
      Mae" bonds issued by Federal National Mortgage Corporation).  Others are supported only by the credit of the agency that issued the security
      (for example, "Freddie Mac" obligations issued by Federal Home Loan
      Mortgage Corporation).

o     Mortgage-Backed Securities and Collateralized Mortgage-Backed
      Obligations ("CMOs").  The Fund may invest in securities issued by the
      U.S. government or its agencies and instrumentalities that represent an interest in a pool of mortgage loans.  These include CMOs and other
      "pass-through" mortgage securities.  The issuer's obligation to make interest and principal payments on a mortgage-backed security is secured by the underlying portfolio of mortgages or mortgage-backed securities.

o     Forward Rolls. The Fund can enter into "forward roll" (also referred to as "mortgage dollar rolls") transactions with respect to
      mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

      During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
      Fund is obligated to repurchase securities, or that the counterparty might default in its obligation. A substantial portion of the Fund's assets may be subject to forward roll transactions at any given time.

Zero-Coupon and "Stripped" Securities.  Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers.

      "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical interest-bearing debt securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently.

      Stripped securities are particularly sensitive to changes in interest rates. The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or sell its holdings at an acceptable price.

Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.

Repurchase Agreements.  The Fund can enter into repurchase agreements for investment purposes. They also may be used for cash management purposes or in swap transactions for liquidity.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the seller for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the seller fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

Money Market Instruments. The Fund can invest in money market instruments, which are short-term debt obligations (having a maturity of 13 months or less). They include U.S. government obligations, commercial paper and other short-term commercial obligations.  Money market obligations can also include certificates of deposit, bankers' acceptances, bank deposits and other financial institution obligations of a domestic or foreign bank.  The Fund may keep a portion of its assets in cash.

Industry Focus.  The Fund will not invest 25% or more of its total assets in commodity-linked notes and securities issued by companies in any one industry.  However, the Fund will invest 25% or more of its total assets in securities, commodity-linked notes and other derivative instruments linked to industries in the following five basic commodity sectors of the GSCI: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, and zinc; and (5) precious metals, which includes gold and silver.  In addition, the Fund can invest more than 25% of its total assets in commodity-linked notes and securities issued by companies in the financial services sector (which includes, for example, the banking, brokerage and insurance industries).
      Consequently, the Fund's share values will fluctuate in response to events affecting issuers in the commodities sectors of the GSCI and the financial services sector.

Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds." The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund.
      From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are There Limitations on
      Frequent Purchases, Redemptions and Exchanges?" in this prospectus.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them. These techniques and strategies have risks, although some are designed to help reduce overall investment or market risks.

High-Yield Securities.  The Fund can invest up to 10% of its total assets in debt securities that are below investment grade. These are debt securities rated below the four highest rating categories of a nationally recognized ratings organization such as Standard and Poor's
      Rating Services or Moody's Investors Service, Inc. or unrated securities that the Sub-Advisor assigns a comparable rating that is comparable to rated securities in those categories. High-yield, lower-grade debt securities, whether rated or unrated, are speculative investments sometimes referred to as "junk bonds."

      Lower-grade debt securities have special risks that may make them riskier investments than investment-grade securities.  They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade debt securities. There may be less of a market for them and therefore they may be harder to value them and sell at an acceptable price.  There is a relatively greater possibility that the issuer's earnings may be insufficient to allow it to make the payments of interest due on the outstanding obligation. The issuer's low creditworthiness may also increase the potential for its insolvency. These risks mean that the Fund may not achieve the expected return from its investment in lower-grade debt securities, and that the Fund's net asset values per share may be adversely affected by declines in value of these securities.

"Private-Label" Mortgage-Backed Securities, CMOs, and Zero-Coupon
      Obligations. The Fund may purchase mortgage-backed securities, CMOs and zero-coupon bonds sold by private-issuers, such as banks, savings and loans, and other entities.  These obligations of private-issuers are not backed or guaranteed by the U.S. government, and pose greater credit risk than securities issued by the U.S. government, or its agencies and instrumentalities.
Portfolio Turnover.  A change in securities held by the Fund is known as
      "portfolio turnover."  The Fund may engage in short-term trading of commodity-linked investments to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).
      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).  However, the Fund purchases many of its investments directly from dealers without using brokers.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The financial highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Loans of Portfolio Securities.  The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies approved by the Fund's Board. The Fund has entered into a securities lending agreement with JPMorgan Chase Bank,
      N.A. ("JPMorgan Chase") for that purpose. Under the agreement, the
      Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund's policies and applicable government regulations.
      JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the
      Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash decreases.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. For purposes of this limitation, the Fund's investment in the Subsidiary is considered to be liquid.  In addition, certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Investments in Institutional Money Market Fund. The Fund can invest its free cash balances in the Class E shares of Oppenheimer Institutional Money
      Market Fund, to seek current income while preserving liquidity. The
      Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of that fund's Class E expenses, including its advisory fee. However, the
      Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the Oppenheimer Institutional Money Market
      Fund's advisory fee.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They can also include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.
      To the extent the Fund invests in these securities, it might not achieve its investment objective of total return.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER AND THE SUB-ADVISOR.  The Fund is managed by OppenheimerFunds,
Inc. (the "Manager"), who is responsible for its day-to-day business. The
Sub-Advisor is responsible for selecting the Fund's investments. The Manager carries out its duties, subject to the policies established by the Fund's
Board of Trustees, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. Oppenheimer Real Asset Management, Inc., a wholly-owned subsidiary of the Manager, is the Sub-Advisor for the Fund and
has operated as an investment advisor since 1989.  The Sub-Advisor has a sub-advisory agreement with the Manager and is paid by the Manager.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $220 billion in assets as of September 30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager and Sub-Advisor are located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
       Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 1.0% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Manager pays the Sub-Advisor the following annual fees: 0.50% of the first
       $200 million of average annual net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million. The
       Fund's management fee for its last fiscal year ended August 31, 2006 was 0.81% of average annual net assets of each class of shares.

       A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory contracts with the
       Manager and Sub-Advisor, respectively, is available in the Fund's
       Annual Report to shareholders for the year ended August 31, 2006.

Portfolio Managers. The Fund's portfolio is managed by Kevin Baum and Angelo
      Manioudakis, together with a team of investment professionals including
      Benjamin J. Gord, Geoffrey Caan, Thomas Swaney and Antulio N. Bomfim
      who are primarily responsible for the day-to-day management of the
      Fund's investments.

      Mr. Baum, CFA, has been a portfolio manager of the Fund since 1999, a
      Vice President of the Fund since 2001 and a Vice President of the
      Manager since 2000.  He is an officer of one portfolio in the
      OppenheimerFunds complex.

      Mr. Manioudakis has been a portfolio manager and Vice President of the
      Fund since April 2002, and a Senior Vice President of the Manager and
      of HarbourView Asset Management Corporation since April 2002. He has been a Senior Vice President of OFI Institutional Asset Management,
      Inc. since June 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was
      Executive Director and portfolio manager for Miller, Anderson &
      Sherrerd, a division of Morgan Stanley Investment Management from
      August 1993 through April 2002.

      Mr. Gord has been a portfolio manager and Vice President of the Fund and the Manager since April 2002.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Gord was an
      Executive Director and a senior fixed income analyst at Miller,
      Anderson & Sherrerd from April 1992 through March 2002.

      Mr. Caan has been a portfolio manager and Vice President of the Fund and the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Caan was a Vice
      President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from January 1999 through June 2002.

      Mr. Swaney has been a portfolio manager of the Fund and a Vice
      President of the Manager since April 2006.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr.
      Swaney was a senior analyst of the Manager's High Grade Investment Team from June 2002 to March 2006.  Prior to joining the Manager in June
      2002, Mr. Swaney was a senior fixed income analyst at Miller, Anderson
      & Sherrerd, a division of Morgan Stanley Investment Management from May
      1998 through May 2002.

      Mr. Bomfim has been a portfolio manager and Vice President of the Fund and the Manager since October 2003.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Bomfim was a
      Senior Economist at the Board of Governors of the Federal Reserve
      System from June 1992 to October 2003.

      The Statement of Additional Information provides additional information about each Portfolio Manager's compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation. A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York
on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of
1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

INVESTMENT IN WHOLLY-OWNED SUBSIDIARY.  The Fund will invest up to 25% of its total assets in the shares of its wholly-owned and controlled Subsidiary.
The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors.  The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.  If, at any future time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, you will receive 60 days' prior notice of such offer or sale, and this Prospectus will be revised accordingly.

      As with the Fund, the Manager is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the
Subsidiary and the Sub-Advisor selects the Subsidiary's investments pursuant to a sub-advisory agreement with the Manager.  Under these agreements, the
Manager and Sub-Advisor provide the Subsidiary with the same type of management and sub-advisory services, under the same terms, as are provided to the Fund.  The advisory and sub-advisory agreements of the Subsidiary provide for automatic termination upon the termination of the Advisory
Agreement or the Sub-Advisory Agreement, respectively, with respect to the
Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

      The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund.  As a result, the Manager and Sub-Advisor, in managing the Subsidiary's portfolio, are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Fund's SAI. The Fund's Chief
Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the
Subsidiary's compliance with its policies and procedures.

      The Fund pays the Manager a fee for its services, and the Manager pays a sub-advisory fee to the Sub-Advisor. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination.  The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Manager by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The
Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives.  The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the
Fund's own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the
Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary.

      The financial statements of the Subsidiary, once available, will be included in the annual (which will include the Subsidiary's full audited financial statements) and semi-annual (which will include the Subsidiary's unaudited financial statements) reports provided to shareholders.  The Fund's annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus.  Please refer to the SAI for additional information about the organization and management of the Subsidiary.

ABOUT YOUR ACCOUNT

How to Buy Shares
You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares..
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus are to
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).  The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of
      "time-zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

       The Fund will invest up to 25% of its total assets in shares of the
       Subsidiary.  The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day.  The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary's portfolio investments.  The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary's portfolio investments be marked-to-market. That means that the value on the
       Subsidiary's books changes each business day to reflect changes in the market value of the investment.

The Offering Price.  To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this Prospectus,  by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
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Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class
         A, Class B or, Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class
         A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b)
         plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).
         If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of
         Accumulation at the time of your purchase.

          To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in
         retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible
         Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination.
         Your Class N shares, and any Class A shares of Oppenheimer Money
         Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose.
         Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the
         Right of Accumulation to these purchases.

          If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of
         Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares"
         in this Prospectus and in the Statement of Additional Information
         for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix C to the Statement of Additional
         Information, which may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (follow the hyperlink "Access Fund
         Documents," under the heading "I Want To," and click on the icon in the column "SAI"). A description of these waivers and special sales charge arrangements is also available for viewing on the
         OppenheimerFunds website (follow the hyperlink "Sales Charge
         Waivers," under the heading "Fund Information," at
         www.oppenheimerfunds.com). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the
         Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the
         Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the
         Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of
         Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the Statement of Additional Information.

         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by eligible banks,
         broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to March 1, 2001 ("grandfathered retirement accounts").
      However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
      In the table, a "year" is a 12-month period.  In applying the contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares may be available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the
Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance

Redemption Fee.  The Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase. The fee also applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the Transfer Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days.  For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction.  Shares held the longest will be redeemed first.

   The redemption fee is not imposed on shares:

o     held in omnibus accounts of certain financial intermediaries, such as a broker-dealer or a retirement plan fiduciary if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee.  However, account holders whose investments in the Fund are held in omnibus accounts through certain other financial intermediates may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms in this prospectus but that may differ in certain details.  For certain retirement plans treated as omnibus accounts by the Fund's Transfer
      Agent, the redemption fee may be charged on participant initiated exchanges or redemptions.  Shares held in retirement plans that are not in omnibus accounts, such as Oppenheimer-sponsored retirement plans,
      IRAs, and 403(b)(7)  plans are also subject to the redemption fee.  You should consult with your financial intermediary or retirement plan provider for more details on this redemption fee;
o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar fee-based programs and that have been identified to the Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds
      Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the
      Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers;
o     involuntary redemptions resulting from failure to meet account minimums; and
o     redeemed by other Oppenheimer "funds-of-funds"]

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement,
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge a  processing  fee for that service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquire  shares  of the Fund in  exchange  for  shares  of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net  investment  income on an annual basis and pay them  annually.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses  than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

The Fund intends to meet the income, diversification and distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended
(the "Code"), in order to qualify each year as a regulated investment company
("RIC").  As a RIC, the Fund itself is not subject to federal income tax on any of its income that it distributes to shareholders.  The Fund has obtained a favorable ruling from the Internal Revenue Service concerning the treatment, for purposes of the RIC requirements, of income and gain from certain commodity-linked notes in which it invests as well as from its investment in the Subsidiary.  Please refer to the SAI for more information about certain tax consequences associated with the Fund's investment in the
Subsidiary.

Notwithstanding the foregoing, the Fund reserves the right not to qualify as a RIC for income tax purposes. It qualified during its last fiscal year.  If the Fund chooses not to qualify as a RIC, or if the Fund otherwise fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would then be taxable to shareholders as an ordinary dividend.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                        2006              2005            2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     9.59        $     9.13      $     7.51     $     6.15     $     6.93
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .24 1             .11 1           .01            .03            .29
Net realized and unrealized gain (loss)                  (1.17)             2.84            1.85           1.38           (.71)
                                                    ----------------------------------------------------------------------------
Total from investment operations                          (.93)             2.95            1.86           1.41           (.42)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.08)             (.07)             -- 2         (.05)          (.36)
Distributions from net realized gain                      (.76)            (2.42)           (.24)            --             --
                                                    ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.84)            (2.49)           (.24)          (.05)          (.36)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     7.82        $     9.59      $     9.13     $     7.51     $     6.15
                                                    ============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       (9.98)%           44.66%          25.44%         23.08%         (5.54)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $1,017,895        $1,246,436      $  638,254     $  238,828     $  148,319
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $1,140,904        $  844,342      $  413,618     $  193,837     $  115,458
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     2.95%             1.34%           0.22%          0.46%          4.73%
Total expenses                                            1.30% 5           1.32%           1.40%          1.49%          1.68%
Expenses after payments and waivers
and reduction to custodian expenses                       1.29%             1.32%           1.40%          1.49%          1.68%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     89% 6,7           94% 6           87%            61%            49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006       1.31%

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

7. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED AUGUST 31,                       2006            2005          2004         2003         2002
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.46        $   9.05      $   7.51     $   6.16     $   6.95
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .17 1           .04 1        (.05)        (.04)         .23
Net realized and unrealized gain (loss)                 (1.15)           2.80          1.83         1.40         (.70)
                                                     -------------------------------------------------------------------
Total from investment operations                         (.98)           2.84          1.78         1.36         (.47)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.05)           (.01)           --         (.01)        (.32)
Distributions from net realized gain                     (.76)          (2.42)         (.24)          --           --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.81)          (2.43)         (.24)        (.01)        (.32)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   7.67        $   9.46      $   9.05     $   7.51     $   6.16
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (10.72)%         43.33%        24.32%       22.12%       (6.38)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $115,174        $147,663      $ 78,125     $ 37,589     $ 24,738
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $130,837        $102,816      $ 52,436     $ 32,101     $ 20,032
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             2.05%           0.46%        (0.69)%      (0.41)%       4.10%
Total expenses                                           2.19% 4         2.19%         2.32%        2.44%        2.45%
Expenses after payments and waivers
and reduction to custodian expenses                      2.18%           2.19%         2.31%        2.36%        2.45%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89% 5,6         94% 5         87%          61%          49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      2.20%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C      YEAR ENDED AUGUST 31,                       2006            2005           2004         2003         2002
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.42        $   9.02       $   7.48     $   6.14     $   6.93
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .17 1           .05 1         (.03)        (.03)         .23
Net realized and unrealized gain (loss)                 (1.13)           2.79           1.81         1.38         (.70)
                                                     -------------------------------------------------------------------
Total from investment operations                         (.96)           2.84           1.78         1.35         (.47)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.06)           (.02)            --         (.01)        (.32)
Distributions from net realized gain                     (.76)          (2.42)          (.24)          --           --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.82)          (2.44)          (.24)        (.01)        (.32)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   7.64        $   9.42       $   9.02     $   7.48     $   6.14
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (10.59)%         43.50%         24.42%       22.04%       (6.39)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $245,844        $264,019       $110,728     $ 36,531     $ 18,115
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $261,017        $170,306       $ 68,392     $ 25,746     $ 11,771
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             2.17%           0.57%         (0.62)%      (0.43)%       3.99%
Total expenses                                           2.09% 4         2.11%          2.24%        2.40%        2.45%
Expenses after payments and waivers
and reduction to custodian expenses                      2.08%           2.11%          2.24%        2.36%        2.45%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89% 5,6         94% 5          87%          61%          49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      2.10%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,                      2006           2005          2004        2003        2002
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  9.51        $  9.08       $  7.50     $  6.15     $  6.99
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1          .08 1          --         .07         .30
Net realized and unrealized gain (loss)                (1.15)          2.82          1.82        1.36        (.78)
                                                     --------------------------------------------------------------
Total from investment operations                        (.94)          2.90          1.82        1.43        (.48)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.07)          (.05)           --        (.08)       (.36)
Distributions from net realized gain                    (.76)         (2.42)         (.24)         --          --
                                                     --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.83)         (2.47)         (.24)       (.08)       (.36)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  7.74        $  9.51       $  9.08     $  7.50     $  6.15
                                                     ==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (10.22)%        44.03%        24.90%      23.63%      (6.47)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $24,106        $25,586       $ 8,206     $ 1,578     $   314
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $24,867        $14,654       $ 4,516     $ 1,001     $   146
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            2.59%          1.03%        (0.17)%      0.27%       3.57%
Total expenses                                          1.71% 4        1.68%         1.84%       1.83%       1.94%
Expenses after payments and waivers
and reduction to custodian expenses                     1.66%          1.68%         1.80%       1.63%       1.94%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89% 5,6        94% 5         87%         61%         49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      1.72%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS Y      YEAR ENDED AUGUST 31,                       2006            2005           2004         2003         2002
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.63        $   9.15       $   7.52     $   6.15     $   6.94
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .29 1           .15 1          .05          .06          .32
Net realized and unrealized gain (loss)                 (1.18)           2.86           1.84         1.39         (.73)
                                                     -------------------------------------------------------------------
Total from investment operations                         (.89)           3.01           1.89         1.45         (.41)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.10)           (.11)          (.02)        (.08)        (.38)
Distributions from net realized gain                     (.76)          (2.42)          (.24)          --           --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.86)          (2.53)          (.26)        (.08)        (.38)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   7.88        $   9.63       $   9.15     $   7.52     $   6.15
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      (9.54)%         45.42%         25.84%       23.69%       (5.36)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $327,949        $151,078       $ 47,387     $ 25,724     $  6,908
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $255,428        $ 83,836       $ 31,449     $ 15,755     $  3,420
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.52%           1.83%          0.65%        0.83%        3.95%
Total expenses                                           0.84% 4         0.88%          0.97%        1.08%        1.27%
Expenses after payments and waivers
and reduction to custodian expenses                      0.83%           0.88%          0.97%        1.08%        1.26%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89% 5,6         94% 5          87%          61%          49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      0.85%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Commodity Strategy Total Return Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund, including the Statement of Additional
Information, can be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's
Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-07857

PR0735.001.0107
Printed on recycled paper

                          Appendix to Prospectus of

               Oppenheimer Commodity Strategy Total Return Fund

      Graphic material included in the Prospectus of Oppenheimer Commodity
Strategy Total Return Fund under the heading "Annual Total Returns (Class
A)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Commodity
Strategy Total Return Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund since its inception, without deducting sales charges or taxes. Set forth below is the relevant data point that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                   Return

12/31/98                -44.85%
12/31/99                36.84%
12/31/00                44.44%
12/31/01                -31.35%
12/31/02                27.45%
12/31/03                22.63%
12/31/04                19.62%
12/31/05                26.38%

Oppenheimer Commodity Strategy Total Return Fund
6803 S. Tucson Way, Centennial CO 80112

1.800.CALL OPP (225.5677)

Statement of Additional Information dated January 1, 2007

This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 1, 2007.  It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks...
   The Fund's Investment Policies.......................................
   Other Investment Techniques and Strategies...........................
   Other Investment Restrictions........................................
   Disclosure of Portfolio Holdings.....................................
How the Fund is Managed.................................................
   Organization and History.............................................
   Board of Trustees and Oversight Committees...........................
   Trustees and Officers of the Fund....................................
   The Manager and the Sub-Advisor......................................
Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Financial Statements ...................................................

Appendix A: Ratings Definitions.........................................A-1
Appendix B: Industry Classifications....................................B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers
                                                                        C-1
Appendix D: Qualifying Hybrid Instruments...............................D-1
Appendix E: Qualifying Swap Transactions................................E-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective and policies of the Fund are discussed in the
Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its investment objective.
Certain capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

The Fund's Investment Policies. The Fund intends to invest in a portfolio consisting primarily of (1) commodity-linked derivatives, including commodity-linked notes and options, futures forward and swap contracts, and
(2) debt securities such as corporate debt and U.S. government securities for liquidity and income.  Commodity-linked derivatives are derivative instruments the value of which is linked to the price movement of a commodity, commodity index, or commodity futures or option contract.
Commodity-linked derivatives include commodity-linked notes, futures, options and swaps the value of which is linked to the value of a commodity, commodity index, or commodity futures or option contract.

      The prices of commodity-linked derivatives may move in different directions than investments in traditional equity and debt securities. For example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

      From 1970 through 2006, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative.
This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

      The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. The Fund's investments may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on the Fund's investments are expected to exhibit low or negative correlation with stocks and bonds.

      The Fund intends to spread its investments among instruments linked to at least five broad commodity market sectors under normal market conditions.
The five principal sectors of the Goldman Sachs Commodity Index ("GSCI(R)")
include:(1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, and zinc;
and (5) precious metals, which includes gold and silver.

      In selecting investments for the Fund's portfolio, Oppenheimer Real
Asset Management, Inc. (the "Sub-Advisor") evaluates the merits of the Fund's investments primarily through the exercise of its own investment analysis. In the case of commodity-linked notes, that process may include the evaluation of the underlying commodity, futures or options contract, index or other economic variable to which the note is linked, the issuer of the instrument, and whether the principal of the note is protected by any form of credit enhancement or guarantee.

      The percentage of the Fund's assets linked to particular commodity markets will vary from time to time based on the Sub-Advisor's assessment of the appreciation possibilities of particular markets as well as rates of inflation, interest rates, current spot market prices and other non-economic and political factors that may affect specific markets. In addition, the Fund may invest in mortgage-backed securities, collateralized mortgages, obligations, other debt securities, equities, real estate investment trusts, money market instruments, and government securities to maintain liquidity and provide income.

|X|   Investment in Wholly-Owned Subsidiary.  The Fund will invest up to 25%
of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the
Subsidiary.  For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Fund may also include the
Subsidiary.

      The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this
Statement of Additional Information. The Fund, as the sole shareholder of the
Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the
OppenheimerFunds, Inc. (the "Manager") and the Sub-Advisor, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the
Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary.
Also, in managing the Subsidiary's portfolio, the Manager and Sub-Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman
Islands law changes such that the Subsidiary must pay Cayman Islands taxes,
Fund shareholders would likely suffer decreased investment returns.

|X|   Investments in Commodity-linked notes.  An important vehicle for the
Fund's gaining exposure to the commodities markets is through commodity-linked notes.  A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative.  A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract.

|X|   Qualifying Hybrid Instruments. The Fund may invest in commodity-linked notes that are considered to be "qualifying hybrid instruments" excluded from regulation under the Commodity Exchange Act and the regulations adopted thereunder. See Appendix D to this Statement of Additional Information.

o     Principal Protection. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. A principal protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the commodity-linked note is linked declines over the life of the note, the Fund will receive at maturity the face or stated value of the note.

      With a principal protected commodity-linked note, the Fund will receive at maturity the greater of the par value of the note or the value of the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. This optionality can be added to the note's structure, but only for a cost higher than that of a partially protected (or no protection)
commodity-linked note. The Sub-Advisor's decision on whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

      With full principal protection, the Fund will receive at maturity of the commodity-linked note either the stated par value of the commodity-linked note, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures or option contract or other underlying economic variable increases in value. Partially protected commodity-linked notes may suffer some loss of principal if the underlying commodity, index, futures or options contract or other economic variable declines in value during the term of the note. However, partially protected commodity-linked notes have a specified limit as to the amount of principal that they may lose.

         Commodity-Linked Notes Without Principal Protection. The Fund may
also invest in commodity-linked notes that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures or option contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the commodity-linked note might not be returned. Some of the commodity-linked notes that the Fund may invest in may have no principal protection and the note could lose all of its value.

      With a partially-protected or no-principal-protection commodity-linked note, the Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note. The Sub-Advisor, at its discretion, may invest in a partially protected principal commodity-linked note or a note without principal protection. In deciding to purchase a note without principal protection, the Sub-Advisor may consider, among other things, the expected performance of the underlying commodity futures or option contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the Sub-Advisor believes are relevant.

o     Limitations on Leverage. As discussed in the Prospectus, some of the commodity-linked notes in which the Fund invests may involve leverage. To avoid being subject to undue leverage risk, the Fund will seek to limit the amount of economic leverage it has under one commodity-linked note in which it invests and the leverage of the Fund's overall portfolio. The Fund will not invest in a commodity-linked note if, at the time of purchase:

         the note's "leverage ratio" exceeds 300% of the price increase in the underlying commodity, futures or option contract, index or other economic variable; or

2.    the Fund's "portfolio leverage ratio" exceeds 150%, measured at the time of purchase.

      "Leverage ratio" is the expected increase in the value of a commodity-linked note, assuming a one percent price increase in the underlying commodity, commodity index or other economic factor. In other words, for a commodity-linked note with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5%
gain in value for the commodity-linked note. "Portfolio leverage ratio" is defined as the average (mean) leverage ratio of all instruments in the Fund's portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values.

      The Fund's use of commodity-linked notes and other commodity-linked derivatives is also subject to regulatory requirements that are intended to reduce the effects of the instruments' economic leverage.  Please see
"Regulatory Aspects of Use of Derivative Instruments," below.

o     Counterparty Risk. A significant risk of commodity-linked notes is counterparty risk. The Fund will take on the counterparty credit risk of the issuer. That is, at maturity of a commodity-linked note, there is a risk that the issuer may be unable to perform its obligations under the terms of the commodity-linked note. Issuers of commodity-linked notes are typically large money center banks, broker-dealers, other financial institutions and large corporations. To minimize this risk the Fund will transact, to the extent possible, with issuers who have an investment-grade credit rating from a nationally recognized statistical rating organization ("NRSRO").

|X|   Options and Futures. The Fund can buy and sell option and futures contracts for various purposes:
o     to try to manage the risk that the prices of its portfolio securities and instruments may decline;
o     to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments;
o     to attempt to enhance its income or return by purchasing and selling call and put options on commodity futures, commodity indices, financial indices or securities;
o     to gain exposure to price movements of various commodity sectors in accordance with the Fund's investment strategies.

             The Fund can buy futures related to:
o     foreign currencies (these are called forward contracts),
o     financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as financial futures),
o     interest rates (these are referred to as interest rate futures), and
o     commodities (these are referred to as commodities futures)

      The Fund may enter into futures contracts or related options for purposes that may be considered speculative. In those cases, the aggregate initial margin for futures contracts and premiums for options (or, in the case of non-qualifying commodity-linked notes, the portion of the margin attributable to the options premium) will not exceed 5% of the Fund's net assets. That amount is calculated after taking into account realized profits and unrealized losses on such futures contracts.

|X|   Commodity Futures Contracts. The Fund can hold substantial positions in commodity futures contracts. The Fund's investments in commodity futures contracts and related instruments may involve substantial risks. Some of the special characteristics and risks of these investments are described below.

      Commodity futures contracts are agreements between two parties. One party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

      In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts. That is, the Fund's obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the
Fund's rights under the futures contract.

      When purchasing stocks or bonds, the buyer acquires ownership in the security, however buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the
underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

o     Price Limits. The commodity futures exchanges often impose on each commodity futures contract a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

o     Price Volatility. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility.

o     Marking-to-Market Futures Positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the
Fund's futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if the Fund's futures positions have increased in value, this increase will be credited to the Fund's account. Commodity futures contracts, when entered into directly by the Fund, are taxed on the "marked-to-market" basis applicable to section
1256 contracts, as discussed below under "Hedging - Tax Aspects of Certain
Hedging Instruments."  For information about the tax treatment of the
Subsidiary and its investments, please refer to "Dividends, Capital Gains and
Taxes - U.S. Tax Considerations."

o     Special Risks of Commodity Futures Contracts.

o     Storage Costs  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract
(this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

o     Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the
purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

      The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to replace an expiring contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might open the new futures position at a higher price or choose other related commodity investments

o     Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, commodity-linked notes, commodity options and commodity swaps, than on traditional securities.
These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o     Leverage. There is much greater leverage in futures trading than in stocks. As a registered investment company, the Fund must pay in full for all securities it purchases. In other words, the Fund is not allowed to purchase securities on margin. However, the Fund is allowed to purchase futures contracts on margin. The initial margin requirements are typically between 3%
and 6% of the face value of the contract. That means the Fund is only required to pay up front between 3% to 6% percent of the face value of the futures contract. Therefore, the Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

|X|   Options. The Fund may purchase and sell call and put options on futures contracts, including commodity futures contracts, commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be exchange traded or traded over-the-counter (off the exchange markets) directly with dealers. The
Fund may use options as part of its trading strategy as well as for hedging purposes, as described in "Hedging," below.

o     Over-The-Counter Options. The Fund may buy and sell over-the-counter options. Over-the-counter options are not traded on an exchange. They are traded directly with dealers. To the extent an over-the-counter option is a tailored investment for the Fund, it may be less liquid than an exchange-traded option. Further, as with other derivative investments, over-the-counter options are subject to counterparty risk. The Fund will have the credit risk that the seller of an over-the-counter option will not perform its obligations under the option agreement if the Fund exercises the option. To reduce this risk, the Fund intends to transact these trades, to the extent practicable, with issuers that have an investment-grade credit rating. The Fund may buy and sell over-the-counter options on commodity indices, individual commodities, commodity futures contracts, securities, financial indices, interest rates, currencies and swaps.

o     Exchange-Traded Options. The Fund may buy and sell trade listed options on commodity futures contracts. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on
U.S. and foreign futures exchanges. Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar. The Fund may also buy and sell exchange listed options on securities, commodity indices, financial indices, interest rates and currencies.

o     Options on Swaps. The Fund may trade options on swap contracts or "swap options." Swap call options provide the holder of the option with the right to enter a swap contract having a specified (strike) swap formula, while swap put options provide the holder with the right to sell or terminate a swap contract. Swap options are not exchange-traded and the Fund will bear the credit risk of the option seller. Additionally, if the Fund exercises a swap call option with the option seller, the credit risk of the counterparty is extended to include the term of the swap agreement.

|X|   Swaps. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future.
A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Fund may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a "floating" rate, the fee is pegged to a base rate such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

o     Counterparty Risk. Swap contracts are private transactions that are customized to meet the specific investment requirements of the parties. The
Fund will be exposed to the performance risk of its counterparty. If the counterparty is unable to perform its obligations under the swap contract at maturity of the swap or any interim payment date, the Fund may not receive the payments due it under the swap agreement. To reduce this risk, the Fund will enter in swaps, to the extent possible, with counterparties who have an investment-grade rating from an NRSRO.

o     Contractual Liability. Swaps are privately negotiated transactions between the Fund and a counterparty. All of the rights and obligations of the
Fund are detailed in the swap contract, which binds the Fund and its counterparty. Because a swap transaction is a privately-negotiated contract, the Fund remains liable for all obligations under the contract until the swap contract matures or is purchased by the swap counterparty. Therefore, even if the Fund were to sell the swap contract to a third party, the Fund would remain primarily liable for the obligations under the swap transaction. The only way for the Fund to eliminate its primary obligations under the swap agreement is to sell the swap contract back to the original counterparty. Additionally, the Fund must identify liquid assets on its books to the extent of the Fund's obligations to pay the counterparty under the swap agreement.

o     Price Risk. Total return commodity swaps expose the Fund to the price risk of the underlying commodity, index, futures or option contract or other economic variable. If the price of the underlying commodity, index, futures or option contract or other economic variable increases in value during the term of the swap, the Fund will receive the resulting price appreciation.
However, if the price declines in value during the term of the swap, the Fund will be required to pay to its counterparty the amount of the price depreciation. The amount of the price depreciation paid by the Fund to its counterparty would be in addition to the financing fee paid by the Fund to the same counterparty.

o     Lack of Liquidity. Although the swap market is well-developed for primary participants, there is only a limited secondary market. Swaps are not traded or listed on an exchange and over-the-counter trading of existing swap contracts is limited. Therefore, if the Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

o     Regulatory Risk. Qualifying swap transactions are excluded from regulation under the Commodity Exchange Act (the "CEA") and the regulations adopted thereunder. See Appendix E to this Statement of Additional
Information. Additionally, swap contracts have not been determined to be securities under the Securities Act of 1933 or the rules promulgated by the
Securities and Exchange Commission (the "SEC"). While certain swap dealers or counterparties may be regulated by either the SEC or CFTC, swap contracts themselves are not directly regulated by either the Commodities Futures
Trading Commission ("CFTC") or the SEC, and swap participants may not be afforded the protections of the CEA or the federal securities laws.

      To reduce this risk, the Sub-Advisor will only enter into swap agreements with counterparties who use standard International Swap and
Dealers Association, Inc. ("ISDA") contract documentation. ISDA establishes industry standards for the documentation of swap agreements. Virtually all principal swap participants use ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

      ISDA documentation also includes a "master netting agreement" which provides that all swaps transacted between the Fund and a counterparty under the master agreement shall be regarded as parts of an integral agreement. If, on any date, amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the remaining swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X|   Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured security ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.
The Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap (also known as "selling credit protection").

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either:
(i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Sub-Advisor determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short position in the credit default swap and there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap (i.e., purchasing the
"funded swap") would increase the Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Fund takes a long position in the credit default swap and there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      The Fund will invest no more than 25% of its total assets in "unfunded"
credit default swaps.  The Fund will limit its investments in "funded" credit default swap to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

      Debt Securities. Additional information is provided below about the types of debt and fixed income securities the Fund may invest in, primarily for liquidity purposes.

o     U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States and are considered to be of the highest credit quality, although they are generally not rated by rating organizations.

o     Treasury Inflation-Protection Securities. The Fund can buy these U.S.
Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Zero-Coupon U.S. Government Securities. Some of the U.S. government securities the Fund can buy may be zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. They are subject to greater fluctuations in market value as interest rates change than interest-paying securities. For financial and tax purposes, interest accrues on zero-coupon bonds even though cash is not actually received by the Fund.
The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

o     Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private-issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected duration. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o     Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
                  Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
                  Administration or guaranteed by the Department of Veterans'
                  Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

o     U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government entities or instrumentalities, some of which are described below.

o     GNMA Certificates. The Government National Mortgage Association
("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing
Administration or the Farmers Home Administration or guaranteed by the
Veterans Administration

            The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the
Ginnie Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However if those payments are insufficient, the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received
by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuer, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of Ginnie Maes (such as the
Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments and

(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

o     Federal National Mortgage Association (Fannie Mae) Certificates.
      Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae certificates which are backed by a pool of mortgage loans.
Fannie Mae guarantees to each registered holder of a Fannie Mae certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

o     Commercial (Privately-Issued) Mortgage-Related Securities. The Fund may
invest in commercial mortgage-related securities issued by private entities.
Generally these are multi-class debt or pass through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

o     "Stripped" Mortgage-related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

o     Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity)
at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books cash, liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

o     Commercial Paper. The Fund may invest in commercial paper, including the following:
o     Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed.
The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for
these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.
Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes that are deemed illiquid are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

o     Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Sub-Advisor may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

o     Asset-Backed Securities. Asset-backed securities are typically based on account receivables or consumer loans. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and
CMOs, described above, for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

o     Zero-Coupon Securities of Private-Issuers. The Fund may also invest in zero-coupon securities issued by private-issuers such as domestic or foreign corporations. These securities have the same interest rate risks as described above for zero-coupon U.S. Treasury securities. An additional risk of private-issuer zero-coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

o     Bank Obligations and Instruments Secured By Them. The bank obligations the Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances. They must be (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations (for example, debt that is guaranteed by the bank). For purposes of this policy, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to early withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Fund in illiquid investments.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed
"accepted" when a bank guarantees their payment at maturity.

o     Other Board-Approved Instruments. The Fund may invest in other debt instruments (including new instruments that may be developed in the future)
that the Fund's Board of Trustees determines are consistent with the Fund's investment objective and investment policies.

o     High-Yield Securities. The Fund may invest up to 10% of its total assets in high-risk, high-yield, lower-grade debt securities (commonly called
"junk bonds"), whether they are rated or unrated. While the Fund may invest in lower-grade debt securities, it is not currently contemplated that the
Fund will do so to a significant extent. The Sub-Advisor will not rely solely on the ratings assigned by rating services, and the Fund may invest in unrated securities which offer, in the opinion of the Sub-Advisor, comparable yields and risks as those rated securities in which the Fund may invest.

      High-yield securities are rated "BB" or below by Standard & Poor's
Corporation or "Ba" or below by Moody's Investors Service, Inc., or have a similar credit risk rating by another rating organization. If they are unrated, the Sub-Advisor will assign a rating to them that the Sub-Advisor believes is of comparable quality to rated securities. High-yield securities are considered more risky than investment-grade bonds because there is greater uncertainty regarding the economic viability of the issuer. The Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P.

o     Special Risks of High-Yield Securities. Risks of high-yield securities may include:
(1)   limited liquidity and secondary market support,
(2)   substantial market price volatility resulting from changes in prevailing interest rates,
(3)   subordination to the prior claims of banks and other senior lenders,
(4)   the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to reinvest premature redemption proceeds only in lower yielding portfolio securities,
(5)   the possibility that earnings of the issuer may be insufficient to meet its debt service, and
(6)   the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

      As a result of the limited liquidity of high-yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high-yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

Other Investment Techniques and Strategies

|X|   Foreign Investments. The Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities and foreign governments or their agencies or instrumentalities, and in securities issued by U.S.
corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt securities identified above. Foreign securities are subject, however, to additional risks not associated with domestic securities, as discussed below. These additional risks may be more pronounced as to investments in securities issued by emerging market countries or by companies located in emerging market countries.

o     Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social
               instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The
Sub-Advisor will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective. The Fund currently does not anticipate that a significant percentage of its assets will be invested in securities of issuers in emerging market countries.

|X|   Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. that the Fund may purchase may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to varying countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies".

|X|   Investment-Grade Bonds. The Fund may invest in investment-grade debt obligations rated in the four highest investment categories by Standard &
Poor's Corporation, Moody's Investors Service, Inc., or by another NRSRO. If they are unrated, they will be assigned a rating by the Sub-Advisor to be considered of similar quality to obligations that are rated investment grade.
These investments may include:

o     Corporate Bonds. The Fund may invest in debt securities issued by domestic corporations.

         o  Foreign Bonds. The Fund may invest in bonds and other debt securities denominated in currencies other than the U.S. dollar. Generally, these securities are issued by foreign corporations and foreign governments and are traded on foreign markets. Investment in foreign debt securities that are denominated in foreign currencies involve certain additional risks, which are described above, in "Foreign Securities."

|X|   Convertible Securities. The Fund may invest in convertible securities, however the Fund currently does not anticipate that a significant percentage of its assets will be invested in such securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Sub-Advisor more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Sub-Advisor's investment decision with respect to convertible securities than in the case of non-convertible debt fixed-income securities. Convertible securities are subject to the credit risks and interest rate risks described above.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Sub-Advisor examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

|X|   Participation Interests. Participation interests are interests in loans made to U.S. or foreign companies or to foreign governments. These interests are typically acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets may be invested in participation interests of the same borrower.

      The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Certain participation interests may be illiquid and are subject to the Fund's limitations on investments in illiquid securities. The Manager has set, and the Sub-Advisor follows, certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by S&P, but may be deemed acceptable credit risks.

      Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the
Fund's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

|X|   When-Issued and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Sub-Advisor before settlement will affect the value of such securities and may cause a loss to the Fund.

During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund may engage in when-issued transactions to secure what the
Sub-Advisor considers to be an advantageous price and yield at the time the obligation is entered into. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Sub-Advisor considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so:
o     for liquidity purposes to meet anticipated repurchases of Fund shares,
            or
o     pending the investment of the proceeds from sales of Fund shares, or
o     pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other affiliated entities managed by the Manager or Sub-Advisor, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o     Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date.
The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Sub-Advisor determines the liquidity of certain of the Fund's investments. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the
Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The
Fund would bear the risks of any downward price fluctuation during that period. The Fund expects to acquire commodity-linked notes having regulatory or contractual restrictions on their resale, which might limit the
Fund's ability to dispose of such notes and might lower the amount realizable upon the sale of such securities.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule
144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the
Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

|X|   Borrowing and Leverage.  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow. The use of leverage also may make the Fund's share prices more sensitive to interest rate changes.

|X|   Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to policies approved by the Fund's Board. It may do so to try to provide income or to raise cash for liquidity purposes.  These loans are limited to not more than 25% of the value of the Fund's net assets.

      The Fund has entered into a Securities Lending Agreement (the
"Securities Lending Agreement") with JPMorgan Chase Bank, N.A.  ("JPMorgan
Chase"). Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JPMorgan
Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.

      Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

      There are some risks in connection with securities lending, including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering the loaned securities if the borrower defaults. JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

|X|   Derivatives and Hedging Transactions. As described in the Prospectus, the Fund can use derivative instruments for hedging.  To attempt to protect against declines in the market value of the Fund's portfolio, to permit the
Fund to retain unrealized gains in the value of portfolio securities which have appreciated, to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Sub-Advisor does not expect to engage extensively in that practice.

      The Fund may use hedging to establish a position in an investment as a temporary substitute for purchasing the investment. In that case the Fund will normally seek to purchase the investment and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio investments would not be fully included in a rise in value of the market. To do so the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      When hedging to protect against declines in the dollar value of a foreign currency-denominated investment, the Fund may:
o     buy puts on that foreign currency and on foreign currency futures,
o     write calls on that currency or on such futures contracts, or
o     enter into forward contracts at a higher or lower rate than the spot

         ("cash") rate.

      The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures. The Fund may buy and sell interest rate futures contracts, commodities, futures contracts, financial futures, and forward contracts.

      No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      The Fund can hold a portion  of its  investments  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups:

(1)   energy,  which  includes  crude oil,  natural gas,  gasoline and heating oil;
(2)   livestock, which includes cattle and hogs;
(3)   agriculture,  which includes  wheat,  corn,  soybeans,  cotton,  coffee, sugar and cocoa;
(4)   industrial metals,  which includes aluminum,  copper,  lead, nickel, and zinc; and
(5)   precious metals,  which includes gold and silver.  The Fund may purchase and sell commodity futures contracts,  options on futures contracts and options and futures on commodity  indices with respect to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

      The Fund does not pay or receive money on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily. Alternatively, the Fund may maintain accounts with futures brokers, provided that the Fund and the futures brokers comply with the requirements of the rules under the Investment Company Act.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. While the terms of interest rate futures contracts call for settlement by delivery or acquisition of debt securities, in most cases the obligation is fulfilled by entering into an offsetting position. Financial futures contracts are similar to interest rate futures, but settlement is made in cash.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed-upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the
prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund may desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund may enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Sub-Advisor may decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the
Fund may have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund may have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner may reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Comparison of Commodity Futures and Forward Contracts. Futures
contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed-upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

      For example, if the Fund were to buy a forward contract to purchase a certain amount of gold at a set price per ounce for delivery in three months'
time and then, two months later, the Fund wished to liquidate that position, it would contract for the sale of the gold at a new price per ounce for delivery in one months' time. At expiration of both forward contracts, the
Fund would be required to buy the gold at the set price under the first forward contract and sell it at the agreed-upon price under the second forward contract. Even though the Fund has effectively offset its gold position with the purchase and sale of the two forward contracts, it must still honor the original commitment at maturity of the two contracts. By contrast, futures exchanges have central clearinghouses which keep track of all positions. To offset a long position in a futures contract, the Fund simply needs to sell a similar contract on the exchange. The exchange clearinghouse will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Fund.

      Only a very small percentage of commodity futures contracts result in actual delivery of the underlying commodity. Additionally, any gain or loss on the purchase and sale of the futures contracts is recognized immediately upon the offset, while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

o     Put and Call Options. The Fund may buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on swaps and the other types of futures described above.

o     Writing Covered Call Options. The Fund may write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of assets that may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may realize a profit if a call it has written expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. Because of the Fund's fundamental policies prohibiting the purchase of call options, the Fund cannot effect closing purchase transactions to terminate calls it has written.

      The Fund may write call options on financial and commodity indices.
When writing a call on an index, the Fund receives a premium and agrees to pay to the call buyer a cash amount equal to the appreciation of the index in excess of the option strike price over the call period. If the index declines in value the Fund has no payment obligation and retains the option premium.
When writing a call option on an index, the Fund will segregate liquid assets equal to the settlement value of the option.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore foregoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund may buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

o     Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund would use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Sub-Advisor anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Sub-Advisor anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund may write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline may be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

      o     Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into interest rate swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o     Risks of Derivative Instruments. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Sub-Advisor uses a derivative instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might
cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund could experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market may decline. If the Fund then concludes not to invest in securities because of concerns that the market may decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Regulatory Aspects of Use of Derivatives. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the CEA. The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Fund must set aside (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks.  See "Risks of Derivatives Instruments." The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.  The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.

o     Tax Aspects of Certain Hedging Instruments. Certain exchange contracts in which the Fund may invest directly (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) are treated as "section 1256 contracts" under the Internal Revenue
Code. In general, gains or losses relating to section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt certain contracts from this marked to market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses)
recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      For information about the tax treatment of the Subsidiary and its investments, please refer to "Dividends, Capital Gains and Taxes - U.S. Tax
Considerations."

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio investments during its last fiscal year. For example, if the Fund sold all of its investments during the fiscal year, its portfolio turnover rate would be 100%. The Fund's portfolio turnover rate will fluctuate from year to year. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. However, the Fund purchases many of its investments directly from dealers without using brokers. Additionally, the realization of capital gains from selling portfolio investments may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

|X|   Temporary Defensive and Interim  Investments.  When market,  economic or political  conditions  are unstable,  the Fund can invest in a variety of debt
securities  for  defensive   purposes.   The  Fund  can  also  purchase  these
securities for liquidity  purposes to meet cash needs due to the redemption of
Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o     high-quality (rated in the top two rating categories of
            nationally-recognized rating organizations or deemed by the
            Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o     debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to be of a quality comparable to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

        |X|  Investment  in  Other  Investment  Companies.  The  Fund  can also invest in the  securities  of other  investment  companies,  which can include open-end funds,  closed-end funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act that apply to those types of investments,  and the following additional limitation:  the Fund cannot invest in the securities of other registered  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1)
of  the  Investment  Company  Act.  For  example,   the  Fund  can  invest  in
Exchange-Traded  Funds,  which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income  markets represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company is subject to limitations under the Investment Company Act and, for investments in a closed-end investment company, may involve the payment of substantial premiums above the value of such investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Sub-Advisor believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Other Investment Restrictions

What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does  the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

o     The Fund will not purchase the securities, commodity-linked notes and other instruments of any issuer if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

o     The Fund will invest 25% or more of its total assets in securities, commodity-linked notes and other instruments, including futures and forward contracts, related options and swaps, linked to one or more of the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors. The individual components of an index will be considered as separate industries for this purpose. The Fund may also invest more than 25%
in a group of industries.

o     The Fund will not issue any senior security. However, the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed-delivery and when-issued securities, which may be considered the issuance of senior securities. Additionally, the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the
Investment Company Act and applicable regulations, interpretations of the
Investment Company Act or an exemptive order. The Fund may also engage in short sales of securities to the extent permitted in its investment program and other restrictions. The purchase or sale of commodity-linked notes, futures or swap contracts and related options shall not be considered to involve the issuance of senior securities. Moreover, the Fund may borrow money as authorized by the Investment Company Act.

         o  The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from purchasing or selling commodity-linked notes, or options and futures contracts with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

o     The Fund will not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. The Fund can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

o     The Fund cannot underwrite securities issued by other persons. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling securities held in its own portfolio.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements. Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with the Fund's exemptive order; or

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act. Currently, the
Investment Company Act permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets
(including the amount borrowed).  The Fund may borrow up to 5% of its total assets for temporary purposes from any person. Interfund borrowing must be consistent with the Fund's exemptive order.

      The percentage restrictions described above and in the Fund's
Prospectus (other than the percentage limitations that apply on an on-going basis and except in the case of borrowing and investments in illiquid securities) apply only at the time of investment and require no action by the
Fund as a result of subsequent changes in relative values.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph
(F) or (G) of Section 12(d)(1) of the Investment Company Act.

      For purposes of the Fund's concentration policy, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of
Additional Information. This classification is not a fundamental policy and may be changed by the Fund's Board of Trustees.

      The   Subsidiary   will  also   follow   the  Fund's   fundamental   and
non-fundamental investment restrictions,  described above, with respect to its investments.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Sub-Advisor,
Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
         www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, the Sub-Advisor and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Sub-Advisor,
Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Sub-Advisor, Distributor and Transfer
            Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
         (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio  managers and analysts may, subject to the Manager's  policies
on  communications   with  the  press  and  other  media,   discuss  portfolio
information  in interviews  with members of the media,  or in due diligence or similar  meetings  with clients or  prospective  purchasers  of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Sub-Advisor, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in July 1996.  On January 1, 2007, the Fund changed its name from
"Oppenheimer Real Asset Fund(R)to "Oppenheimer Commodity Strategy Total Return
Fund."

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The
Audit Committee held eight meetings during the Fund's fiscal year ended August
31, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv)  reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (vi) reviewing the independence of the Fund's independent Auditors;
and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held six meetings during the Fund's fiscal year ended August 31, 2006. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the Fund's investment performance as well as the policies and procedures adopted by the
Fund to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held six meetings during the Fund's fiscal year ended
August 31, 2006.  The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics and the nomination of Trustees, including
Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III

                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer   Commodity   Strategy   Total
Return Fund                                Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Baum, Bomfim, Caan, Gillespie, Gord, Manioudakis, Murphy,
Petersen, Swaney, Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and
Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds. As of December 15, 2006, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent
Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the
Distributor of the Board II Funds.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the      Dollar      Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                                                             Range of    Beneficially
                     Past 5 Years; Other                     Shares      Owned in
with the Fund,       Trusteeships/Directorships Held;        BeneficiallyAll
Length of Service,   Number of Portfolios in the Fund        Owned in    Supervised
Age                  Complex Currently Overseen              the Fund    Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2005
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.           President,      Colorado      Christian None        Over
Armstrong,           University  (since   2006);Chairman  of             $100,000
Chairman of the      the following  private mortgage banking
Board of Trustees    companies:    Cherry   Creek   Mortgage
since 2003, Trustee  Company (since 1991),  Centennial State
since 1999           Mortgage  Company (since 1994), and The
Age: 69              El Paso Mortgage  Company (since 1993);

                     Chairman  of  the   following   private
                     companies:       Ambassador       Media
                     Corporation  (since  1984) and Broadway
                     Ventures (since 1984);  Director of the
                     following:   Helmerich  &  Payne,  Inc.
                     (oil   and   gas    drilling/production
                     company)  (since 1992),  Campus Crusade
                     for Christ  (since  1991) and The Lynde
                     and  Harry  Bradley  Foundation,   Inc.
                     (non-profit     organization)    (since
                     2002);   Member   of   the   Investment
                     Company  Institute's Board of Governors
                     (since  2003);  former  Chairman of the
                     following:      Transland     Financial
                     Services,    Inc.   (private   mortgage
                     banking  company)  (1997-2003),   Great
                     Frontier  Insurance  (insurance agency)
                     (1995-2000),   Frontier   Real  Estate,
                     Inc.     (residential    real    estate
                     brokerage)   (1994-2000)  and  Frontier
                     Title    (title    insurance    agency)
                     (1995-2000);  former  Director  of  the
                     following:   UNUMProvident   (insurance
                     company)      (1991-2004),      Storage
                     Technology     Corporation    (computer
                     equipment   company)   (1991-2003)  and
                     International    Family   Entertainment
                     (television channel) (1992-1997);  U.S.
                     Senator  (January  1979-January  1991).
                     Oversees   37    portfolios    in   the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G.  Edwards None        Over
Trustee since 1997   Capital,   Inc.   (General  Partner  of             $100,000
Age: 75              private  equity funds) (until  February

                     2001);  Chairman,  President  and Chief
                     Executive   Officer  of  A.G.   Edwards
                     Capital,   Inc.   (until  March  2000);
                     Director of A.G.  Edwards & Sons,  Inc.
                     (brokerage  company)  (until  2000) and
                     A.G. Edwards Trust Company  (investment
                     adviser)  (until  2000);  Vice Chairman
                     and  Director  of  A.G.  Edwards,  Inc.
                     (until  March 1999);  Vice  Chairman of
                     A.G.  Edwards & Sons, Inc. (until March
                     1999);  Chairman of A.G.  Edwards Trust
                     Company  (until  March 1999) and A.G.E.
                     Asset Management  (investment  adviser)
                     (until   March   1999).   Oversees   37
                     portfolios   in  the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,     Assistant  Secretary  and  Director  of $50,001-    Over
Trustee since 1998   Centennial       Asset       Management $100,000    $100,000
Age: 70              Corporation     (December    1991-April
                     1999);    President,    Treasurer   and
                     Director    of    Centennial    Capital
                     Corporation   (June  1989-April  1999);
                     Chief  Executive  Officer and  Director
                     of MultiSource  Services,  Inc.  (March
                     1996-April   1999);   Mr.   Bowen  held
                     several  positions with the Manager and
                     with     subsidiary    or    affiliated
                     companies  of  the  Manager  (September
                     1987-April    1999).     Oversees    37
                     portfolios   in  the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,   Member  of  The  Life  Guard  of  Mount None        Over
Trustee since 1999   Vernon  (George  Washington  historical             $100,000
Age: 68              site)  (since June  2000);  Director of
                     Genetic  ID,  Inc.   (biotech  company)
                     (March  2001-May   2002);   Partner  at
                     PricewaterhouseCoopers  LLP (accounting
                     firm) (July 1974-June  1999);  Chairman
                     of   Price    Waterhouse   LLP   Global
                     Investment      Management     Industry
                     Services Group  (accounting firm) (July
                     1994-June     1998).     Oversees    37
                     portfolios   in  the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,       Director  of  UNUMProvident  (insurance None        Over
Trustee since 1997   company)  (since June  2002);  Director             $100,000
Age: 64              of  Northwestern  Energy Corp.  (public

                     utility  corporation)  (since  November
                     2004);       Director      of      P.R.
                     Pharmaceuticals  (October  1999-October
                     2003);  Director of Rocky  Mountain Elk
                     Foundation  (non-profit   organization)
                     (February  1998-February 2003 and since
                     February  2005);  Chairman and Director
                     (until  October 1996) and President and
                     Chief Executive  Officer (until October
                     1995) of the Manager;  President, Chief
                     Executive  Officer and  Director of the
                     following:    Oppenheimer   Acquisition
                     Corp.  ("OAC")  (parent holding company
                     of    the    Manager),     Shareholders
                     Services,    Inc.    and    Shareholder
                     Financial    Services,    Inc.   (until
                     October  1995).  Oversees 37 portfolios
                     in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,        Director     of     Colorado     Uplift Over        Over
Trustee since 1997   (charitable     organization)    (since $100,000    $100,000
Age: 66              September   1984).  Mr.  Freedman  held
                     several  positions with the Manager and
                     with     subsidiary    or    affiliated
                     companies   of   the   Manager   (until
                     October  1994).  Oversees 37 portfolios
                     in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee  of  Monterey   Institute   for Over        Over
Trustee since 2002   International    Studies   (educational $100,000    $100,000
Age: 60              organization)  (since  February  2000);
                     Board  Member  of  Middlebury   College
                     (educational    organization)    (since
                     December   2005);   Director   of   The
                     California   Endowment   (philanthropic
                     organization)   (since   April   2002);
                     Director   (February   2002-2005)   and
                     Chairman  of Trustees  (since  2006) of
                     the  Community   Hospital  of  Monterey
                     Peninsula;       Director      (October
                     1991-2005)  and  Vice  Chairman  (since
                     2006)  of  American   Funds'   Emerging
                     Markets  Growth  Fund,   Inc.   (mutual
                     fund);  President  of  ARCO  Investment
                     Management       Company      (February
                     1991-April   2000);   Member   of   the
                     investment     committees     of    The
                     Rockefeller   Foundation  (since  2001)
                     and The  University of Michigan  (since
                     2000);  Advisor at Credit  Suisse First
                     Boston's  Sprout  venture  capital unit
                     (venture  capital  fund)  (1994-January
                     2005);     Trustee    of     MassMutual
                     Institutional     Funds     (investment
                     company)  (1996-June 2004);  Trustee of
                     MML Series  Investment Fund (investment
                     company)   (April    1989-June   2004);
                     Member of the  investment  committee of
                     Hartford  Hospital   (2000-2003);   and
                     Advisor to Unilever  (Holland)  pension
                     fund    (2000-2003).     Oversees    37
                     portfolios   in  the   OppenheimerFunds
                     complex

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,    Director    of   Jones    International None        Over
Trustee since 2002   University  (educational  organization)             $100,000
Age: 62              (since  August 2005);  Chairman,  Chief

                     Executive   Officer  and   Director  of
                     Steele  Street  State Bank  (commercial
                     banking) (since August 2003);  Director
                     of    Colorado    UpLIFT    (charitable
                     organization)  (since 1986); Trustee of
                     the   Gallagher    Family    Foundation
                     (non-profit     organization)    (since
                     2000);    Former   Chairman   of   U.S.
                     Bank-Colorado   (subsidiary   of   U.S.
                     Bancorp and formerly  Colorado National
                     Bank) (July 1996-April 1999);  Director
                     of  Commercial   Assets,   Inc.   (real
                     estate investment  trust)  (1993-2000);
                     Director  of  Jones   Knowledge,   Inc.
                     (2001-July  2004); and Director of U.S.
                     Exploration,    Inc.   (oil   and   gas
                     exploration)    (1997-February   2004).
                     Oversees   37    portfolios    in   the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William           Trustee  of  MassMutual   Select  Funds None        Over
Marshall, Jr.,       (formerly   MassMutual    Institutional             $100,000
Trustee since 2000   Funds)   (investment   company)  (since
Age: 64              1996) and MML  Series  Investment  Fund

                     (investment   company)   (since  1996);
                     Trustee   (since   1987)  and  Chairman
                     (1994-2005)     of    the    Investment
                     Committee  of  the  Worcester  Polytech
                     Institute     (private     university);
                     President  and  Treasurer  of  the  SIS
                     Funds (private  charitable fund) (since
                     January   1999);   Chairman  of  SIS  &
                     Family  Bank,   F.S.B.   (formerly  SIS
                     Bank)    (commercial   bank)   (January
                     1999-July  1999);  and  Executive  Vice
                     President    of    Peoples     Heritage
                     Financial   Group,   Inc.   (commercial
                     bank)   (January    1999-July    1999).
                     Oversees   39    portfolios    in   the
                     OppenheimerFunds complex.*

-------------------------------------------------------------------------------------

*  Includes two open-end  investment  companies:  MassMutual  Select Funds and
   MML Series  Investment  Fund. In accordance with the  instructions  for SEC
   Form N-1A, for purposes of this section only,  MassMutual  Select Funds and
   MML Series  Investment Fund are included in the "Fund Complex." The Manager does not consider  MassMutual  Select Funds and MML Series  Investment Fund
   to be part of the  OppenheimerFunds'  "Fund  Complex"  as that  term may be otherwise interpreted.

Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr.
Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below)
for which he is a director or trustee.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the      Dollar      Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                             Range of    Beneficially
                     Past 5 Years; Other                     Shares      Owned in
Held with the Fund,  Trusteeships/Directorships Held;        BeneficiallyAll
Length of Service,   Number of Portfolios in the Fund        Owned in    Supervised
Age                  Complex Currently Overseen              the Fund    Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2005
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,      Chairman,  Chief Executive  Officer and $10,001 -   Over
President and        Director    (since   June   2001)   and $50,000     $100,000
Trustee since 2001   President  (since  September  2000)  of
Age: 57              the Manager;  President and director or
                     trustee  of  other  Oppenheimer  funds;
                     President  and  Director  of OAC and of
                     Oppenheimer  Partnership Holdings, Inc.
                     (holding  company   subsidiary  of  the
                     Manager)  (since July  2001);  Director
                     of OppenheimerFunds  Distributor,  Inc.
                     (subsidiary  of  the  Manager)   (since
                     November  2001);  Chairman and Director
                     of  Shareholder  Services,  Inc. and of
                     Shareholder  Financial  Services,  Inc.
                     (transfer  agent  subsidiaries  of  the
                     Manager)  (since July 2001);  President
                     and   Director   of    OppenheimerFunds
                     Legacy   Program    (charitable   trust
                     program  established  by  the  Manager)
                     (since  July  2001);  Director  of  the
                     following      investment      advisory
                     subsidiaries   of  the   Manager:   OFI
                     Institutional  Asset Management,  Inc.,
                     Centennial       Asset       Management
                     Corporation,     Trinity     Investment
                     Management   Corporation   and  Tremont
                     Capital    Management,    Inc.   (since
                     November   2001),   HarbourView   Asset
                     Management  Corporation and OFI Private
                     Investments,  Inc.  (since  July 2001);
                     President  (since  November  2001)  and
                     Director    (since    July   2001)   of
                     Oppenheimer   Real  Asset   Management,
                     Inc.;   Executive   Vice  President  of
                     Massachusetts   Mutual  Life  Insurance
                     Company (OAC's parent  company)  (since
                     February   1997);   Director   of   DLB
                     Acquisition     Corporation    (holding
                     company   parent  of   Babson   Capital
                     Management   LLC)  (since  June  1995);
                     Member   of  the   Investment   Company
                     Institute's  Board of Governors  (since
                     October 3,   2003);   Chief   Operating
                     Officer  of  the   Manager   (September
                     2000-June 2001);  President and Trustee
                     of  MML  Series   Investment  Fund  and
                     MassMutual   Select   Funds   (open-end
                     investment     companies)     (November
                     1999-November  2001);  Director of C.M.
                     Life   Insurance   Company   (September
                     1999-August  2000);  President,   Chief
                     Executive  Officer and  Director of MML
                     Bay  State   Life   Insurance   Company
                     (September  1999-August 2000); Director
                     of Emerald  Isle  Bancorp and  Hibernia
                     Savings Bank  (wholly-owned  subsidiary
                     of   Emerald   Isle   Bancorp)    (June
                     1989-June     1998).     Oversees    91
                     portfolios   in  the   OppenheimerFunds
                     complex
-------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie, Manioudakis and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Baum,
Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

The addresses of the officers in the chart below are as follows: for Messrs.
Bomfim, Caan, Gillespie, Gord, Manioudakis, Swaney and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Baum, Petersen, Szilagyi, Vandehey and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

---------------------------------------------------------------------------------
                           Other Officers of the Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with the Fund, Length
of Service, Age
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,             Vice  President  of the Manager  since  October  2000; a
Vice President since    Chartered   Financial   Analyst;   he  was  the   Fund's
2000 and Portfolio      principal  trader  from  inception  in March 1997 to May
Manager since 1999      1999 when he became portfolio manager.

Age: 36
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo Manioudakis,     Senior  Vice  President  of  the  Manager  (since  April
Vice President and      2002),  of  HarbourView  Asset  Management   Corporation
Portfolio Manager       (since  April,  2002  and  of  OFI  Institutional  Asset
since 2002              Management,  Inc. (since June 2002);  Executive Director
Age:  40                and portfolio  manager for Miller,  Anderson & Sherrerd,
                        a  division  of  Morgan  Stanley  Investment  Management
                        (August  1993-April  2002).  An officer of 15 portfolios
                        in the OppenheimerFunds complex.

---------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Antulio Bomfim,         Vice President of the Manager since October 2003;  Senior
Vice President and      Economist  at the  Board  of  Governors  of  the  Federal
Portfolio Manager       Reserve   System  from  June  1992  to  October  2003.  A
since 2003              portfolio    manager    of   12    portfolios    in   the
Age: 39                 OppenheimerFunds complex.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Geoffrey Caan,          Vice  President  and  Portfolio  Manager  of the  Manager
Vice President and      since  August 2003;  Vice  President of ABN AMRO NA, Inc.
Portfolio Manager       (June   2002-August   2003);  Vice  President  of  Zurich
since 2003              Scudder   Investments   (January   1999-June   2002).   A
Age: 37                 portfolio    manager    of   12    portfolios    in   the

                        OppenheimerFunds complex.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Benjamin J. Gord,       Vice  President of the Manager  (since  April  2002),  of
Vice President and      HarbourView  Asset  Management  Corporation  (since April
Portfolio Manager       2002) and of OFI  Institutional  Asset  Management,  Inc.
since 2002              (as of June 2002);  Executive  Director  and senior fixed
Age:  44                income analyst at Miller Anderson & Sherrerd,  a division
                        of   Morgan   Stanley   Investment    Management   (April
                        1992-March  2002).  A portfolio  manager of 12 portfolios
                        in the OppenheimerFunds complex.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Swaney           Vice President of the Manager (since April 2006);  senior
Vice President and      analyst,  high grade  investment  team  (June  2002-March
Portfolio Manager       2006);  senior fixed income analyst at Miller  Anderson &
since 2006              Sherrerd,   a  division  of  Morgan  Stanley   Investment
Age: 34                 Management  (May 1998-May  2002). A portfolio  manager of
                        12 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice  President and Chief  Compliance  Officer of
Vice President and      the  Manager  (since  March  2004);  Vice  President  of
Chief Compliance        OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset
Officer since 2004      Management  Corporation and Shareholder  Services,  Inc.
Age: 56                 (since  June  1983);  Vice  President  and  Director  of
                        Internal Audit of the Manager  (1997-February  2004). An
                        officer  of  91  portfolios   in  the   OppenheimerFunds
                        complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,        Senior  Vice  President  and  Treasurer  of the  Manager
Treasurer since 1999    (since   March  1999);   Treasurer  of  the   following:
Age: 47                 HarbourView  Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc.,
                        Oppenheimer  Real  Asset  Management  Corporation,   and
                        Oppenheimer  Partnership  Holdings,  Inc.  (since  March
                        1999),  OFI  Private  Investments,   Inc.  (since  March
                        2000),    OppenheimerFunds    International   Ltd.   and
                        OppenheimerFunds    plc   (since    May    2000),    OFI
                        Institutional  Asset  Management,  Inc.  (since November
                        2000), and  OppenheimerFunds  Legacy Program (since June
                        2003);  Treasurer  and Chief  Financial  Officer  of OFI
                        Trust Company (trust company  subsidiary of the Manager)
                        (since May 2000);  Assistant Treasurer of the following:
                        OAC (since  March  1999),  Centennial  Asset  Management
                        Corporation     (March     1999-October     2003)    and
                        OppenheimerFunds  Legacy Program (April 2000-June 2003);
                        Principal and Chief  Operating  Officer of Bankers Trust
                        Company-Mutual  Fund Services Division (March 1995-March
                        1999).    An   officer   of   91   portfolios   in   the
                        OppenheimerFunds complex

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager (since August
Assistant Treasurer     2002); Manager/Financial Product Accounting of the
since 2004              Manager (November 1998-July 2002). An officer of 91
Age: 36                 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant  Vice  President  of the  Manager  (since July
Assistant Treasurer     2004);  Director of Financial  Reporting and  Compliance
since 2005              of  First  Data  Corporation   (April  2003-July  2004);
Age: 36                 Manager  of  Compliance  of Berger  Financial  Group LLC
                        (May   2001-March   2003);   Director   of  Mutual  Fund
                        Operations at American Data  Services,  Inc.  (September
                        2000-May  2001).  An  officer  of 91  portfolios  in the
                        OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack,         Executive  Vice  President   (since  January  2004)  and
Vice President and      General  Counsel  (since  March  2002)  of the  Manager;
Secretary since 2001    General Counsel and Director of the  Distributor  (since
Age: 58                 December  2001);  General  Counsel of  Centennial  Asset
                        Management  Corporation  (since December  2001);  Senior
                        Vice President and General Counsel of HarbourView  Asset
                        Management  Corporation (since December 2001); Secretary
                        and  General  Counsel  of  OAC  (since  November  2001);
                        Assistant  Secretary (since September 1997) and Director
                        (since November 2001) of OppenheimerFunds  International
                        Ltd.  and  OppenheimerFunds   plc;  Vice  President  and
                        Director  of  Oppenheimer   Partnership  Holdings,  Inc.
                        (since  December  2002);  Director of  Oppenheimer  Real
                        Asset  Management,  Inc. (since  November 2001);  Senior
                        Vice   President,   General   Counsel  and  Director  of
                        Shareholder  Financial  Services,  Inc. and  Shareholder
                        Services,   Inc.  (since  December  2001);  Senior  Vice
                        President,  General  Counsel and Director of OFI Private
                        Investments,  Inc. and OFI Trust Company (since November
                        2001);   Vice  President  of   OppenheimerFunds   Legacy
                        Program  (since June 2003);  Senior Vice  President  and
                        General Counsel of OFI  Institutional  Asset Management,
                        Inc.    (since     November    2001);     Director    of
                        OppenheimerFunds  (Asia) Limited (since  December 2003);
                        Senior Vice President (May 1985-December  2003),  Acting
                        General  Counsel  (November   2001-February   2002)  and
                        Associate  General  Counsel (May  1981-October  2001) of
                        the  Manager;  Assistant  Secretary  of  the  following:
                        Shareholder  Services,  Inc. (May  1985-November  2001),
                        Shareholder    Financial   Services,    Inc.   (November
                        1989-November 2001), and OppenheimerFunds  International
                        Ltd.  (September  1997-November  2001). An officer of 91
                        portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice  President  and  Associate  Counsel of the  Manager
Assistant Secretary     (since  May   2004);   First   Vice   President   (April
since 2004              2001-April  2004),  Associate  General Counsel (December
Age: 38                 2000-April   2004),   Corporate   Vice   President  (May
                        1999-April  2001) and  Assistant  General  Counsel  (May
                        1999-December  2000)  of  UBS  Financial  Services  Inc.
                        (formerly,  PaineWebber Incorporated). An officer of 91
                        portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President  (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant   Secretary   (since   October  2003)  of  the
since 2001              Manager;  Vice  President  (since  1999)  and  Assistant
Age: 41                 Secretary  (since  October  2003)  of  the  Distributor;

                        Assistant   Secretary  of  Centennial  Asset  Management
                        Corporation  (since  October  2003);  Vice President and
                        Assistant  Secretary  of  Shareholder   Services,   Inc.
                        (since 1999);  Assistant  Secretary of  OppenheimerFunds
                        Legacy Program and Shareholder Financial Services,  Inc.
                        (since December 2001);  Assistant Counsel of the Manager
                        (August  1994-October 2003). An officer of 91 portfolios
                        in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,   Senior Vice President and Deputy General  Counsel of the
Assistant Secretary     Manager  (since  September  2004);  First Vice President
since 2004              (2000-September  2004),  Director  (2000-September 2004)
Age: 42                 and  Vice   President   (1998-2000)   of  Merrill  Lynch
                        Investment  Management.  An officer of 91  portfolios in
                        the OppenheimerFunds complex.
---------------------------------------------------------------------------------

      |X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Director and member of a committee (if applicable), with respect to the Fund's fiscal year ended
August 31, 2006. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

---------------------------------------------------------------------------------
Name of Trustee and Other Fund   Aggregate Compensation    Total Compensation
                                                         From the Fund and Fund

                                    From the Fund(1)           Complex(2)
                                    Fiscal Year ended      Year Ended December
Position(s) (as applicable)          August 31, 2006            31, 2005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Armstrong                     $5,175                 $178,000

Chairman of the Board and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Avis                           $3,449                 $118,500

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George C. Bowen                          $3,449                 $118,500

Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward L. Cameron                        $4,091                 $136,000

Audit Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jon S. Fossel                            $3,683                 $124,100

Review Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sam Freedman                             $3,449                 $118,500

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Beverly Hamilton                        $3,204(3)               $107,175

Review Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Malone                        $2,918(4)               $134,868

Governance Committee Chairman
and
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

F. William Marshall, Jr.                 $3,449                $169,500(5)

Audit Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
1.    "Aggregate  Compensation  From the  Fund"  includes  fees  and  deferred compensation, if any.
2.    In accordance with SEC  regulations,  for purposes of this section only,
   "Fund   Complex"   includes   the   Oppenheimer   funds,   the   MassMutual
   Institutional  Funds,  the  MassMutual  Select  Funds  and the  MML  Series
   Investment  Fund, the investment  adviser for which is the indirect  parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to the following:  MassMutual Premier International Equity Fund, MassMutual
   Premier  Main  Street  Fund,  MassMutual  Premier  Strategic  Income  Fund,
   MassMutual  Premier  Capital  Appreciation  Fund,  and  MassMutual  Premier
   Global Fund. The Manager does not consider MassMutual  Institutional Funds,
   MassMutual  Select Funds and MML Series  Investment  Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Includes  $3,204  deferred  by  Ms.  Hamilton  under  the  "Compensation
   Deferral Plan" described below.
4.    Includes $1,046 deferred by Mr. Malone under the "Compensation  Deferral
   Plan" described below.

5.    Includes  $51,000  compensation  paid to Mr.  Marshall  for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

      Compensation Deferral Plan For Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustee]' deferred compensation account.

|X|   Major Shareholders. As of December 15, 2006 the only persons or entities who owned of record or were known by the Fund to own beneficially 5%
or more of any class of the Fund's outstanding shares were:

      Charles  Schwab & Co. Inc.,  Special  Custody  Acct.  for the  Exclusive
      Benefit of Customers,  Attn.:  Mutual Funds, 101 Montgomery  Street, San
      Francisco,  CA  94104-4122,  who  owned  13,181,277.301  Class A  shares
      (11.61% of the then outstanding Class A shares).

      MLPF&S for the Sole Benefit of its Customers,  Attn.:  Fund Admn/#97N04,
      4800 Deer Lake Drive E, Floor 3, Jacksonville,  FL 32246-6484, who owned
      1,009,654.322  Class A shares  (7.56%  of the then  outstanding  Class B shares).

      MLPF&S for the Sole Benefit of its Customers,  Attn.:  Fund Admn/#97N05,
      4800 Deer Lake Drive E, Floor 3, Jacksonville,  FL 32246-6484, who owned
      5,349,907.912  Class C shares  (19.58% of the then  outstanding  Class C shares).

      Citigroup  Global Markets Inc.,  Attn.:  Cindy Tempesta,  7th Floor, 333
      West 34th  Street,  New York,  NY  10001-2483,  who owned  1,536,207.089
      Class C shares (5.62% of the then outstanding Class C shares).

      MLPF&S for the Sole Benefit of its  Customers,  Attn.:  Fund Admn,  4800
      Deer Lake  Drive E,  Floor 3,  Jacksonville,  FL  32246-6484,  who owned
      304,124.277  Class N  shares  (9.98%  of the  then  outstanding  Class N shares).

      Orchard Trust Co. LLC, FBO Oppen  RecordkeeperPro,  8515 E. Orchard Rd.,
      Greenwood  Village,  CO 80111-500,  who owed 171,877.304  Class N shares
      (5.64% of the then outstanding Class N shares).

      European  Patent  Organisation,  Reserve  Fund for  Pensions  and Social
      Security,   Erhardstrasse   27,   Munich  80331,   Germany,   who  owned
      15,052,896.551  Class Y shares (37.09% of the then  outstanding  Class Y shares).

      Charles  Schwab  & Co  Inc.,  Special  Custody  Acct  for the  Exclusive
      Benefit of Customers,  Attn.:  Mutual Funds, 101 Montgomery  Street, San
      Francisco,  CA  94104-4122,  who  owned  4,714,722.224  Class  Y  shares
      (11.61% of the then outstanding Class Y shares).

      NFS LLC FEBO,  The  Norther  Trust  Company,  P.O.  Box 92956,  Chicago,
      Illinois 60675,  who owned  4,129,909.770  Class Y shares (10.17% of the then outstanding Class Y shares).

      Oppenheimer  Portfolio Series - Moderate Investor Fund, Attn.: FPA Trade
      Settle (2-FA), 6803 S. Tuscon Way, Centennial Colorado  80112-3924,  who
      owned  3,535,132.034 Class Y shares (8.71% of the then outstanding Class
      Y shares).

The Manager and the Sub-Advisor.  The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company, a global, diversified insurance and financial services organization.  The Sub-Advisor is a wholly-owned subsidiary of the Manager.
The Sub-Advisor is located at Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York, 10281-1008.

      |X|   Code of Ethics.  The Fund, the Manager, the Sub-Advisor and the
Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
      Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
      The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreement and the Sub-Advisory Agreement.  The
Investment Advisory Agreement (the "Advisory Agreement") between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.  Under the Sub-Advisory Agreement between the Manager and the
Sub-Advisor, the Sub-Advisor shall regularly provide investment advise with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund.

      Expenses not expressly assumed by the Manager under the Advisory
 Agreement or the Sub-Advisor under the Sub-Advisory Agreement are paid by the Fund.  The Advisory Agreement lists examples of expenses paid by the
 Fund. The major categories relate to interest, taxes, brokerage concessions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent and custodian expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
 The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  In addition, as described below under "Organization and Management of Wholly-Owned
 Subsidiary", the Subsidiary has entered into a separate contract with the
 Manager for the management of the Subsidiary's portfolio.  The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the
 Subsidiary.  This undertaking will continue in effect for so long as the
 Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of
 Trustees for such termination.

      The management fees paid by the Fund to the Manager during its last three fiscal years were:

 -------------------------------------------------------------------------------
   Fiscal Years Ended 8/31    Management Fees Paid to OppenheimerFunds, Inc.*
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
            2004                                 $5,195,892
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
            2005                                $10,191,671
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

            2006                                $14,699,964

 -------------------------------------------------------------------------------
* Includes sub-advisory fees paid by the Manager to the Sub-Advisor.

      The advisory agreement and the sub-advisory agreement state that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for their obligations and duties under the advisory agreement, the Manager and the Sub-Advisor are not liable for any loss resulting from a good faith error or omission on their part with respect to any of their duties thereunder.  The respective advisory and sub-advisory agreements permit the Manager and the Sub-Advisor to act as investment advisor for any other person, firm or corporation, and the advisory agreement permits the Fund to use the name "Oppenheimer" in connection with other investment companies for which the Manager acts as investment advisor or general distributor.  If the Manager shall no longer act as an investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

 Portfolio Manager. The Fund's portfolio is managed by Kevin Baum and Angelo
Manioudakis, together with a team of investment professionals comprised of
Benjamin J. Gord, Thomas Swaney, Geoffrey Caan and Antulio N. Bomfim (each is referred to as a "portfolio manager" and collectively they are referred to as the "portfolio managers") who are responsible for the day-to-day management of the Fund's investments.

     o    Other Accounts Managed.  In addition to managing the Fund's investments, the portfolio managers also manage other investment portfolios and accounts.  The following table provides information regarding the other portfolios and accounts managed by the portfolio managers as of August 31,
2006.  No account has a performance-based advisory fee:

   ----------------------------------------------------------------------------
   Portfolio       RegisteredTotal      Other        Total    Other    Total
                                                  Assets in
                             Assets in               Other
                             Registered Pooled      Pooled             Assets

                   InvestmentInvestment InvestmentInvestment          in Other
                   Companies Companies  Vehicles   Vehicles   AccountsAccounts
   Manager         Managed   Managed(1) Managed   Managed(1)  Managed Managed(1,2)

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Kevin Baum        None      None        3       $114.3       1      $42.5

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Angelo             14     $7,734.4      6        $200        2     $160.8

   Manioudakis
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Benjamin J.        11     $7,287.6      6        $200        1      $40.4

   Gord
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Geoffrey Caan      11     $7,287.6      6        $200        1      $40.4

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Thomas Swaney      11     $7,287.6      6        $200        1      $40.4

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Antulio N.         11     $7,287.6      6        $200        1      $40.4

   Bomfim
   ----------------------------------------------------------------------------
   In millions.

2.    Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee.
If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the
Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do
so. At various times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
August 31, 2006, each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against the Goldman
Sachs Commodity Index (GSCI) benchmark. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio
Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the
Fund, described above.

     Ownership of Fund Shares. As of August 31, 2006, each Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
            Portfolio Manager                   Range of Shares
                                                  Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------

            Kevin Baum                        $100,001 - $500,000

            ----------------------------------------------------------
            ----------------------------------------------------------
            Angelo Manioudakis                        None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Benjamin J. Gord                          None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Thomas Swaney                             None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Geoffrey Caan                             None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Antulio N. Bomfim                         None
            ----------------------------------------------------------

Organization and Management of Wholly-Owned Subsidiary.  The Fund may invest up to 25% of its total assets in the Subsidiary.  It is expected that the
Subsidiary will invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.

      The Subsidiary is a company organized under the laws of the Cayman
Islands, whose registered office is located at the offices of M&C Corporate
Services Limited, PO Box 309GT, Ugland House, South Church Street , George
Town, Grand Cayman, Cayman Islands.  The Subsidiary's affairs are overseen by a board of directors consisting of the following directors:

            Karen Cameron: Ms. Cameron is a Vice President with Maples
            Finance Limited, a company based in the Cayman Islands that offers a comprehensive range of services to finance vehicles and investment funds. Ms. Cameron joined Maples Finance Limited in
            2006 and works on a wide range of products including
            multi-manager funds, hedge funds, private equity funds and unit trust structures.  From 2003 to 2006, Ms. Cameron worked at
            Fortis Prime Fund Solutions (Cayman) Limited as an Account
            Manager with responsibility for a portfolio of hedge funds with a value in excess of $6 billion invested in fixed income securities including distressed debt, bank debt, mortgage-backed securities and cat bonds, equities, and derivative instruments. From 2002 to
            2003, she worked in the financial services division of Ernst &
            Young (Cayman), specializing in banking and fund services. From
            1998 to 2002 she worked for Grant Thornton LLP in Canada, where she was promoted to the position of audit manager. Ms. Cameron graduated with a Bachelor of Business Administration from
            University of Prince Edward Island in 1998. She is also a member of the Canadian Institute of Chartered Accountants and will be awarded the CFA Charter in October of 2006

            Dwight  Dube:  Mr.  Dube is a Senior  Vice  President  with Maples
            Finance  Limited,  a  company  based in the  Cayman  Islands  that offers a comprehensive  range of services to finance  vehicles and investment  funds.  Mr. Dube joined Maples Finance Limited in 2004 and  works on a wide  range of  products  including  multi-manager
            funds,   hedge  funds,   private   equity  funds  and  unit  trust
            structures.   From  1998  to  2004,  Mr.  Dube  worked  at  Coutts
            (Cayman)   Limited  where  he  was  the  Manager  of  the  Private
            Corporate Clients  department.  Previously,  from 1997 to 1998, he worked in the corporate services  department of KPMG in the Cayman
            Islands.  He has a B.Com from the University of  Saskatchewan  and is a member of the Canadian Institute of Chartered Accountants.

            Brian W. Wixted: Mr. Wixted's biographical information appears above in the chart "Other Officers of the Fund."

      The Subsidiary has entered into separate contracts with the Manager and the Sub-Advisor for the management of the Subsidiary's portfolio.  The
Subsidiary has also entered into arrangements with Deloitte & Touche LLP to serve as the Subsidiary's independent auditor, with J.P. Morgan Chase Bank to serve as the Subsidiary's custodian, and with OppenheimerFunds Services to serve as the Subsidiary's transfer agent.  The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund.  The Fund's Chief Compliance
Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

       The Fund pays the Manager a fee for its services, and the Manager pays a sub-advisory fee to the Sub-Advisor. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination.  The
Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives.  The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the
Fund's own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the
Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary.

      Please refer to the section in this Statement of Additional Information titled "Tax Implications of Investment in Wholly- Owned Subsidiary" for
information about certain tax aspects of the Fund's investment in the
Subsidiary.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the
Sub-Advisory Agreement. One of the duties of the Sub-Advisor under the
Sub-Advisory Agreement is to arrange the portfolio transactions for the Fund.
The Sub-Advisory Agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions in securities and futures contracts. The Sub-Advisor is authorized by the Sub-Advisory
Agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of such transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Sub-Advisor need not seek competitive commission bidding but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and
Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the
Manager or its affiliates have investment discretion.  The concessions paid to those brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor makes a good faith determination that the concession is fair and reasonable in relation to the services provided.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Sub-Advisor.  The Sub-Advisor allocates brokerage for the Fund subject to the provisions of the Sub-Advisory
Agreement and the procedures and rules described above. Generally, the
Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Sub-Advisor's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

      In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Sub-Advisor tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Sub-Advisor or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement and the Sub-Advisory Agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services.
The investment research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager, the
Sub-Advisor and their affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's or the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or the Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or the Sub-Advisor in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager and the Sub-Advisor to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or to the Sub-Advisor that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees permits the Manager and the Sub-Advisor to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplement the research activities of the Manager and the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Manager and the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the
Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      Other funds advised by the Manager may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the
Manager or the Sub-Advisor purchase the same security on the same day from the same dealer, the Manager or the Sub-Advisor may average the price of the transactions and allocate the average among the funds.

      During the fiscal years ended August 31, 2004, 2005 and 2006, the Fund paid the total brokerage commissions indicated in the chart below.  During the fiscal year ended August 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

---------------------------------------------------------------------------------

   Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund*

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            2004                                  $1,060,155
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            2005                                  $1,640,053
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

            2006                                  $1,200,424

---------------------------------------------------------------------------------

 *  Amounts do not include  spreads or commissions  on principal  transactions on a net trade basis.

      The Manager and the Sub-Advisor will effect brokerage transactions for the Subsidiary under the same provisions that apply to the brokerage transactions of the Funds, as described above.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------
Fiscal Year    Aggregate         Class A Front-End
               Front-End Sales   Sales Charges
Ended 8/31:    Charges on Class  Retained by
               A Shares          Distributor*
-------------------------------------------------------
-------------------------------------------------------
     2004         $3,050,872           $735,882
-------------------------------------------------------
-------------------------------------------------------
     2005         $5,436,816          $1,350,675
-------------------------------------------------------
-------------------------------------------------------

     2006         $3,403,901           $853,469

-------------------------------------------------------
* Includes  amounts  retained by a  broker-dealer  that is an  affiliate  or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on   Concessions on
Year      Class A Shares   Class B Shares   Class C Shares   Class N Shares
Ended     Advanced by      Advanced by      Advanced by      Advanced by
8/31:     Distributor*     Distributor*     Distributor*     Distributor*
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2004        $81,643         $1,032,272        $690,049         $41,338
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005        $281,363        $1,572,495       $1,180,366        $62,331
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2006        $257,894         $779,279         $833,698         $37,541

-----------------------------------------------------------------------------
* The Distributor  advances  concession  payments to financial  intermediaries for  certain  sales of Class A shares  and for  sales of Class B,  Class C and
Class N shares from its own resources at the time of sale.

-----------------------------------------------------------------------------
Fiscal    Class A         Class B          Class C          Class N
          Contingent      Contingent       Contingent       Contingent
Year      Deferred Sales  Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges         Charges          Charges          Charges
8/31      Retained by     Retained by      Retained by      Retained by
          Distributor     Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2004        $2,156          $194,545         $91,638           $6,646
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005        $23,963         $316,782         $154,457         $31,646
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2006        $25,692         $313,499         $131,263         $45,282

-----------------------------------------------------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended August 31, 2006 payments under the Class A plan totaled $2,810,643, of which $1,558 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $82,069 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
      o  may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Year Ended

                                    8/31/06

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total Payments   Amount          Distributor's    Distributor's
                                               Aggregate        Unreimbursed
                                               Unreimbursed     Expenses as %
                               Retained by     Expenses Under   of Net Assets
              Under Plan       Distributor     Plan             of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $1,305,314     $1,045,497(1)     $3,846,455         3.34%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $2,603,073     $1,032,811(2)     $3,517,138         1.43%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan      $122,830       $64,777(3)        $300,736          1.25%

--------------------------------------------------------------------------------

1.    Includes  $23,657  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $47,131  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $16,297  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the  limitations  imposed by the Conduct  Rules of the NASD on payments of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

            Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,
o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

            Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.
However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

          - 1  Average Annual Total
ERV l/n        Return
 P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD l/n       Distributions)
 P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on Distributions
ATVDR l/n        and Redemptions)
 P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 8/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
Shares        years or
           life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                                   class)           class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
          Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      51.53%   60.78%  -15.16%   -9.98%   12.35%  13.69%   4.51%    5.17%

A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      53.40%   53.40%  -14.77%  -10.72%   12.46%  12.71%   4.65%    4.65%

B(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      49.19%   49.19%  -11.40%  -10.59%   12.77%  12.77%   4.34%    4.34%

C(3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      74.14%   74.14%  -11.04%  -10.22%   13.30%  13.30%   10.61%   10.61%

N(4)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      66.51%   66.51%   -9.54%   -9.54%   14.15%  14.15%   5.56%    5.56%

Y(5)
---------------------------------------------------------------------------------
1.    Inception of Class A:   3/31/97
2.    Inception of Class B:   3/31/97
3.    Inception of Class C:   3/31/97
4.    Inception of Class N:   3/01/01
5.    Inception of Class Y:   3/31/97

--------------------------------------------------------------------------
  Average Annual Total Returns for Class A Shares (After Sales Charge)

                      For the Periods Ended 8/31/06

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year        5-Years        10-Years
                                                            (or life of
                                                               class)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions    -17.11%         9.55%         2.28%(1)

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on                   -8.93%         9.30%         2.55%(1)

Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------
1.    Inception of Class A: 3/31/97

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in
their   specialized   market   sector.   The   Fund   is   rated   among   the
specialty-natural resources funds category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                   Active Allocation Fund
Oppenheimer California Municipal Fund        Aggressive Investor Fund
Oppenheimer Capital Appreciation Fund        Conservative Investor Fund
Oppenheimer Capital Income Fund              Moderate Investor Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund

Oppenheimer Commodity Strategy Total      Oppenheimer Principal Protected Main
Return Fund                               Street Fund II

                                          Oppenheimer Principal Protected Main

Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest Capital Value Fund,

Oppenheimer Discovery Fund                Inc.

                                          Oppenheimer Quest International Value

Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Equity Fund, Inc.             Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Global Fund                   Municipal Fund

                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan

Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Growth Fund                   Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer International Bond Fund       Municipals
Oppenheimer International Diversified     Oppenheimer Rochester North Carolina
Fund                                      Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Growth Fund     Fund
Oppenheimer International Small Company   Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Value Fund      Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period.  Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge)
do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent or an affiliate compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.
While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,

o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and
"asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the
Manager from two active market makers. In certain cases that may be at the
"bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

      The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II

   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund

   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer Institutional Money Market Fund only offers Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
   o        Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X|   Qualification as a Regulated Investment Company. The Fund has
elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the
Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      |X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X|   Foreign Shareholders. Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

      |X|   U.S. Tax Considerations.  The Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for
U.S. federal income tax purposes. A foreign corporation, such as the
Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue
Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business:
(1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S.
trade or business, or be taxed as such.

      In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S.
trade or business. There is presently no tax treaty in force between the U.S.
and the Cayman Islands that would reduce this rate of withholding tax.
Income subject to such a flat tax includes dividends and certain interest income.  The 30 percent tax does not apply to U.S.-source capital gains
(whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term
"portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after
July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

      The Subsidiary will be wholly-owned by the Fund. A U.S. person who owns
(directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a
"U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC")
provisions of the Internal Revenue Code.  A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S.
Shareholders." Because the Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a "U.S. Shareholder" and the
Subsidiary will be a CFC. As a "U.S. Shareholder," the Fund will be required to include in gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income."  "Subpart F income"
generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives.  "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's
"subpart F income" will increase the Fund's tax basis in the Subsidiary.
Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the
Subsidiary's underlying income.

      In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S.
Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S.
person who owns directly, indirectly or constructively (within the meaning of
Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP  audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

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TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER REAL ASSET FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Real Asset Fund, including the statement of investments, as of
August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Real Asset Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 16, 2006

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

WHOLLY-OWNED SUBSIDIARY--25.2%
------------------------------------------------------------------------------------------------------------------------
RAF Fund Ltd.11 (Cost $446,830,539)                                                       4,000,000      $  435,761,781

                                                                                          PRINCIPAL
                                                                                             AMOUNT
------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                      $  2,250,000           2,214,564
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-FF9, Cl. 2A2, 5.495%, 7/7/36 1                                                1,937,000           1,938,193
Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                               3,520,000           3,522,166
Series 2006-FF12, Cl. A3, 5.44%, 9/25/36 1                                               14,829,000          14,829,000
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2,
Cl. 2A1B, 5.18%, 8/25/35 1                                                                2,933,486           2,923,250
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 1.079%, 1/25/29 2                                                                 405,715              85,200
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 5.424%, 7/1/36 1                                                                 5,990,000           5,993,688
------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                                  2,891,000           2,863,832
------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.404%, 7/25/36 1                                                2,334,512           2,335,953
------------------------------------------------------------------------------------------------------------------------
Residential Asset Securities Corp., Home Equity Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.43%, 9/25/36 1                                   6,913,000           6,911,687
------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08 2                                                   3,067,939             586,590
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.485%, 7/25/36 1                3,605,000           3,607,219
                                                                                                         ---------------
Total Asset-Backed Securities (Cost $50,640,857)                                                             47,811,342

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--23.8%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--21.4%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--21.4%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                         228,748             235,593
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                                     1,545,420           1,487,772
6%, 7/1/17                                                                                1,391,316           1,406,744
6.50%, 4/1/21-8/1/32                                                                      7,638,593           7,764,973
6.50%, 6/1/16 3                                                                             562,232             572,416
7%, 11/1/22-12/1/34                                                                       5,591,582           5,757,615
8%, 4/1/16                                                                                  116,922             123,825
9%, 8/1/22-5/1/25                                                                            36,978              39,689
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 3153, Cl. FJ, 5.71%, 5/15/36 1                         2,370,935           2,370,258

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2116, Cl. ZA, 6%, 1/15/29                                                       $  7,235,810      $    7,361,476
Series 2191, Cl. TZ, 7%, 10/15/29                                                         3,370,815           3,489,188
Series 2436, Cl. MC, 7%, 4/15/32                                                          1,812,667           1,883,288
Series 2465, Cl. PG, 6.50%, 6/15/32                                                       7,291,504           7,468,560
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 177, Cl. B, 12.968%, 7/1/26 4                                              732,552             166,420
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                             2,570,541           2,473,564
5%, 12/1/19-3/1/34                                                                       38,459,956          37,230,680
5%, 3/1/34-9/1/36 3                                                                      12,844,286          12,315,613
5.50%, 4/1/33-11/1/33                                                                    58,936,227          58,043,563
5.50%, 9/1/21 3                                                                          43,433,000          43,283,677
6%, 6/1/30-11/1/32                                                                       11,426,062          11,492,068
6%, 9/1/21 3                                                                             74,156,000          74,990,255
6.50%, 6/1/17-12/1/28                                                                    13,305,599          13,551,327
6.50%, 5/1/33-9/1/36 3                                                                   39,579,345          40,188,094
7%, 11/1/17                                                                               3,150,063           3,237,991
8.50%, 7/1/32                                                                                20,935              22,562
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust  1999-64, Cl. TH, 7.50%, 12/25/29                                                   8,974,214           9,436,159
Trust  2002-9, Cl. PC, 6%, 3/25/17                                                        5,501,815           5,574,007
Trust  2003-84, Cl. PW, 3%, 6/25/22                                                       4,640,000           4,531,955
Trust  2006-44, Cl. OA, 5.50%, 12/25/26                                                   9,590,000           9,613,413
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Interest-Only Stripped
Mtg.-Backed Security, Trust 340, Cl. 2, 8.345%, 9/1/33 4                                  3,552,891             880,058
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 294, Cl. 2, 13.698%, 2/1/28 4                                                         577,200             131,964
Trust 321, Cl. 2, 11.419%, 4/1/32 4                                                       2,607,415             616,042
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 340, Cl. 1, 5.056%, 9/1/33 5                                              3,552,891           2,549,912
                                                                                                         ---------------
                                                                                                            370,290,721

------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                  59,784              63,825
------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--2.4%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--1.9%
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                    1,664,078           1,682,944

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                      $    680,697      $      658,137
------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust, CMO Pass-Through Certificates, Series 2006-2,
Cl. A1B, 5.43%, 8/25/08 1                                                                 5,834,000           5,834,000
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                  5,533,305           5,524,178
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                   2,493,191           2,496,773
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                     681,000             663,484
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   1,300,000           1,275,771
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                   2,750,000           2,714,481
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                   950,000             928,221
------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                     3,320,000           3,284,981
------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust, CMO, Series 2006-A9CB,
Cl. A5, 6%, 7/20/36                                                                       7,971,708           7,947,793
                                                                                                         ---------------
                                                                                                             33,010,763

------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                   8,552,667           8,619,212
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                     583,889             590,375
                                                                                                         ---------------
                                                                                                              9,209,587
                                                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $410,233,028)                                                       412,574,896

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.0%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                                        60,000              59,723
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 5.125%, 4/18/08 6                           2,370,000           2,372,062
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.18%, 9/21/06                                                     100,000,000          99,716,944
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5%, 7/31/08 6                                                         1,792,000           1,799,001
                                                                                                         ---------------
Total U.S. Government Obligations (Cost $103,928,016)                                                       103,947,730

------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--19.0%
------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (Chicago Branch), 7.125% Unsec. Sub. Nts., 6/18/07                       4,475,000           4,532,553
------------------------------------------------------------------------------------------------------------------------
Alabama Power Co., 2.80% Sr. Unsec. Unsub. Nts., Series Y, 12/1/06 7                      3,860,000           3,836,026
------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07 7                                             5,840,000           5,757,230
------------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding, 5.25% Nts., 2/1/07 8                                     190,000             189,885
------------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding II, 2.625% Nts., 10/22/06 8                               945,000             941,556
------------------------------------------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06                                                 1,410,000           1,410,042

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------
Amvescap plc, 5.90% Sr. Unsec. Nts., 1/15/07                                           $  5,780,000      $    5,786,474
------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.75% Unsec. Nts., 3/1/07 7                                                   5,051,000           5,105,293
------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07 7                             8,560,000           8,669,371
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 8                                         6,020,000           5,846,022
------------------------------------------------------------------------------------------------------------------------
Baltimore Gas & Electric Co., 5.25% Unsec. Nts., 12/15/06 7                               3,040,000           3,036,790
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08 7                                               320,000             314,163
------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 7                       300,000             293,790
------------------------------------------------------------------------------------------------------------------------
Barrick Gold Finance Co., 7.50% Unsec. Debs., 5/1/07                                      3,170,000           3,211,299
------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5% Nts., 10/15/06 7                                                      5,542,000           5,538,531
------------------------------------------------------------------------------------------------------------------------
Block Financial Corp., 8.50% Sr. Unsec. Unsub. Nts., 4/15/07 7                            4,980,000           5,060,238
------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                               436,000             436,886
------------------------------------------------------------------------------------------------------------------------
Bottling Group LLC, 2.45% Sr. Unsec. Nts., 10/16/06 7                                     2,450,000           2,442,094
------------------------------------------------------------------------------------------------------------------------
Burlington Northern Railroad Co., 9.25% Consolidated Mtg. Bonds,
Series H, 10/1/06 7                                                                       4,275,000           4,286,141
------------------------------------------------------------------------------------------------------------------------
Burlington Resources Finance Co., 5.60% Sr. Unsec. Nts., 12/1/06                          5,125,000           5,126,860
------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                           525,000             549,371
------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11 7                                                             1,900,000           2,002,368
7.40% Unsec. Nts., 5/15/07 7                                                              3,810,000           3,855,282
------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
2.875% Sr. Nts., 9/29/06                                                                  1,280,000           1,277,981
5.40% Sr. Nts., 3/7/13                                                                    7,000,000           6,927,515
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                                           490,000             506,300
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                   3,870,000           3,867,202
------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc., 2.50% Unsec. Unsub. Nts., 9/15/06                            1,375,000           1,373,901
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10 7                                    6,305,000           6,377,482
------------------------------------------------------------------------------------------------------------------------
Commonwealth Edison Co., 8.25% First Mtg. Nts., Series 76, 10/1/06                        1,415,000           1,417,425
------------------------------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45% Nts., 10/15/06                                                  5,515,000           5,515,221
------------------------------------------------------------------------------------------------------------------------
Consolidated Natural Gas Co., 5.375% Sr. Unsec. Unsub. Nts., Series B, 11/1/06 7          3,170,000           3,168,789
------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
5.50% Nts., Series K, 2/1/07 7                                                              405,000             404,990
5.625% Nts., Series K, 5/15/07                                                            3,170,000           3,173,468
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                     6,020,000           5,836,348
------------------------------------------------------------------------------------------------------------------------
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                                                    1,590,000           1,530,364
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 7.375% Nts., Series A, 9/15/06 7             4,440,000           4,441,416
------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co., 5% Unsec. Nts., 11/15/06                                     4,440,000           4,423,958
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co., 8.25% Unsec. Debs., 9/15/06                                  630,000             630,424
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc., 6.70% Unsec. Nts., 11/15/06                                          2,920,000           2,925,536
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                               5,430,000           5,893,353

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------
Erac USA Finance Co., 6.75% Nts., 5/15/07 8                                            $  3,490,000      $    3,508,647
------------------------------------------------------------------------------------------------------------------------
First Data Corp., 4.70% Nts., 11/1/06                                                       630,000             629,356
------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                           270,000             266,382
------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 4.086% Nts., Series A, 2/16/07 7                                 5,020,000           4,988,459
------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 5.50% Unsec. Nts., 4/1/07                                              1,270,000           1,267,240
------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07 8                                        1,532,000           1,523,565
------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5% Sr. Unsec. Nts., 11/15/06                                      3,440,000           3,434,499
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                       510,000             501,282
------------------------------------------------------------------------------------------------------------------------
KeyCorp, 3.05% Sr. Nts., Series G, 11/22/06                                               3,170,000           3,152,533
------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV, 8.375% Nts., 9/15/06                          3,170,000           3,171,816
------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 5.25% Nts., 11/16/06                                              2,760,000           2,758,225
------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc.:
4.625% Nts., 11/1/06                                                                      3,900,000           3,894,388
5.25% Nts., 6/1/07                                                                        4,040,000           4,031,156
------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                          3,810,000           3,732,748
7.625% Sr. Nts., 9/15/06                                                                    290,000             290,154
------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 5.25% Sr. Unsec. Nts., 6/15/07                                    2,265,000           2,255,747
------------------------------------------------------------------------------------------------------------------------
Loews Corp., 6.75% Unsec. Nts., 12/15/06                                                  4,360,000           4,368,136
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                           720,000             700,476
------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 5.75% Nts., Series E, 9/1/06                                     1,955,000           1,955,000
------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                           320,000             321,134
------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                               1,412,000           1,414,340
------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp., 6% Sr. Unsec. Nts., 3/15/07                                        3,230,000           3,235,074
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                   580,000             575,226
------------------------------------------------------------------------------------------------------------------------
Nationwide Life Global Funding I, 2.75% Nts., 5/15/07 8                                   3,020,000           2,961,584
------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                 283,000             287,136
------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                  7,035,000           7,566,916
------------------------------------------------------------------------------------------------------------------------
P&O Princess/Carnival plc, 7.30% Nts., 6/1/07                                               935,000             945,659
------------------------------------------------------------------------------------------------------------------------
PacifiCorp, 5.65% Bonds, 11/1/06 7                                                        3,785,000           3,785,102
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                     8,240,000           8,631,400
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 8                      6,506,667           6,418,521
------------------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 6.875% Unsec. Sub. Nts., 7/15/07                                       4,561,000           4,613,962
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125% Nts., Series E, 10/15/06 7                            5,776,000           5,779,806
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc., 4.75% Unsec. Nts., 7/15/07                                                 3,510,000           3,491,222
------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 8                                           1,140,000           1,105,273
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus Nts., 7/1/07 8                           630,000             642,344
------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                           630,000             598,364

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                           $  1,385,000      $    1,365,541
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                              4,888,000           5,029,175
------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                       6,220,000           6,701,904
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.625% Unsec. Nts., Series A, 4/10/07 7                                        5,830,000           5,838,856
------------------------------------------------------------------------------------------------------------------------
Sony Capital Corp., 4.95% Nts., 11/1/06 8                                                 3,110,000           3,104,013
------------------------------------------------------------------------------------------------------------------------
Southern Co. Capital Funding, Inc., 5.30% Sr. Unsec. Unsub. Nts.,
Series A, 2/1/07                                                                          1,270,000           1,266,966
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6% Sr. Unsec. Nts., 1/15/07                                         6,105,000           6,113,120
------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc. (The), 5.75% Nts., 3/15/07                                            6,185,000           6,196,677
------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SA, 4% Unsec. Nts., 11/15/08                                       7,145,000           6,926,927
------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                        3,623,000           3,557,203
------------------------------------------------------------------------------------------------------------------------
Texas Eastern Transmission Corp., 5.25% Sr. Unsec. Unsub. Nts., 7/15/07 7                 6,723,000           6,691,926
------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 5.875% Unsec. Unsub. Nts., 6/1/07                                2,630,000           2,639,489
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.75% Sr. Unsec. Unsub. Nts., 4/15/11 7                                6,645,000           6,891,676
------------------------------------------------------------------------------------------------------------------------
Torchmark Corp., 6.25% Nts., 12/15/06 7                                                   3,170,000           3,171,595
------------------------------------------------------------------------------------------------------------------------
Tribune Co., 6.875% Nts., 11/1/06 7                                                       4,380,000           4,384,945
------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 5.20% Sr. Unsec. Nts., 1/17/07 7                                1,310,000           1,308,790
------------------------------------------------------------------------------------------------------------------------
US Trust Co. New York, 5.38% Certificate of Deposit, 9/12/06 1,7                          4,230,000           4,230,123
------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.125% Nts., 6/15/07 7                                      2,850,000           2,863,600
------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06 7                              6,060,000           6,058,115
------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.625% Sr. Unsec. Nts., 1/15/07                                  7,882,000           7,886,761
                                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $328,815,175)                                                         328,950,212

------------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS--21.3%
------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES--21.0%
AIG International, Inc.:
Goldman Sachs Commodity Index Total Return Linked Securities,
4.66%, 11/9/06 9                                                                         40,000,000          34,445,560
Goldman Sachs Commodity Index Total Return Linked Securities,
5.23%, 5/25/07 9                                                                         50,000,000          38,248,400
------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Securities,
4.90%, 2/27/07 9                                                                         60,000,000          64,708,680
Goldman Sachs Commodity Index Total Return Linked Securities,
4.944%, 3/27/07 9                                                                        34,000,000          38,785,262
Goldman Sachs Commodity Index Total Return Linked Securities,
4.95%, 3/19/07 9                                                                         40,000,000          45,634,560
Goldman Sachs Commodity Index Total Return Linked Securities,
4.98%, 4/3/07 9                                                                          38,000,000          38,658,160

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMODITY-LINKED SECURITIES Continued
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity
Index Total Return Linked Securities, 5.306%, 3/5/07 1,9                               $ 90,000,000      $  102,376,170
                                                                                                         ---------------
                                                                                                            362,856,792

------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.3%
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.659%, 11/30/07 1                                                         5,434,321           5,390,548
                                                                                                         ---------------
Total Hybrid Instruments (Cost $357,470,717)                                                                368,247,340

------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--5.9%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.74%, 9/27/06                                                   30,000,000          29,884,350
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.335%, 9/22/06                                                  58,000,000          57,817,816
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.22%, 9/20/06                                          15,524,000          15,481,821
                                                                                                         ---------------
Total Short-Term Notes (Cost $103,183,987)                                                                  103,183,987

------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.29% in joint repurchase agreement (Principal Amount/
Value $886,796,000, with a maturity value of $886,924,585) with UBS Warburg LLC,
5.22%, dated 8/31/06, to be repurchased at $46,925,803 on 9/1/06, collateralized by Federal National Mortgage Assn., 5%-5.50%,
9/1/35-12/1/35, with a value of $906,809,462                                             46,919,000          46,919,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 9.19% in joint repurchase agreement (Principal Amount/
Value $500,435,000, with a maturity value of $500,507,285) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 5.20%, dated 8/31/06, to be repurchased at $46,006,644 on 9/1/06, collateralized by U.S. Treasury Bonds,
6.125%-8.50%, 2/15/20-11/15/27, with a value
of $511,207,010                                                                          46,000,000          46,000,000
                                                                                                         ---------------
Total Joint Repurchase Agreements (Cost $92,919,000)                                                         92,919,000

------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.3% 10
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.03% in joint repurchase agreement (Principal Amount/
Value $3,200,000,000, with a maturity value of $3,200,470,222) with Nomura
Securities, 5.29%, dated 8/31/06, to be repurchased at $1,084,315 on 9/1/06, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $3,264,000,000                                                            1,084,156           1,084,156
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.065% in joint repurchase agreement (Principal Amount/
Value $500,000,000, with a maturity value of $500,073,924) with Banc of
America Securities LLC, 5.3225%, dated 8/31/06, to be repurchased at
$325,048 on 9/1/06, collateralized by U.S. Agency Mortgages,
3.319%-8.419%, 4/1/11-8/1/36, with a value of $510,000,000                                  325,000             325,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.12% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000 with a maturity value of $1,000,147,222) with ING
Financial Markets LLC, 5.30%, dated 8/31/06, to be repurchased at $1,200,177 on 9/1/06, collateralized by U.S. Agency Mortgages,
4.50%-6.50%, 10/1/18-8/1/36, with a value of $1,020,000,530                               1,200,000           1,200,000

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED Continued
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.40% in joint repurchase agreement (Principal Amount/
Value $300,000,000, with a maturity value of $300,044,167) with GX Clarke,
5.30%, dated 8/31/06, to be repurchased at $1,200,177 on 9/1/06, collateralized by U.S. Agency Mortgages, 0.00%-8.20%, 9/7/06-4/1/56, with a value
of $306,000,181                                                                        $  1,200,000      $    1,200,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.20% in joint repurchase agreement (Principal Amount/
Value $100,000,000, with a maturity value of $100,014,694) with Fimat USA, Inc.,
5.29%, dated 8/31/06, to be repurchased at $1,200,176 on 9/1/06, collateralized by U.S. Agency Mortgages, 0.00%-7.50%, 2/22/07-2/15/36,
with a value of $102,000,032                                                              1,200,000           1,200,000
                                                                                                         ---------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $5,009,156)                                                                      5,009,156

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,899,030,475)                                             109.7%      1,898,405,444
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (9.7)       (167,437,646)
                                                                                       ---------------------------------

NET ASSETS                                                                                    100.0%     $1,730,967,798
                                                                                       =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of August
31, 2006 was $671,790, which represents 0.04% of the Fund's net assets. See Note
8 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after
August 31, 2006. See Note 1 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,794,484 or 0.10% of the Fund's net assets as of August 31, 2006.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $2,549,912 or 0.15% of the Fund's net assets as of
August 31, 2006.

6. Partial or fully-loaned security. See Note 9 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $114,423,562. See Note 5 of accompanying
Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $26,241,410 or 1.52% of the Fund's net assets as of August 31, 2006.

9. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs
Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return
Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

10. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

11. Investment in a wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 64.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,452,199,936)                                               $1,462,643,663
Investment in wholly-owned subsidiary (cost $446,830,539)                                     435,761,781
                                                                                           ---------------
                                                                                            1,898,405,444
----------------------------------------------------------------------------------------------------------
Cash                                                                                            6,792,052
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                                13,379,890
Futures margins                                                                                 9,357,101
Investments sold (including $146,390 sold on a when-issued basis or forward commitment)         1,082,316
Shares of beneficial interest sold                                                                281,128
Other                                                                                              26,573
                                                                                           ---------------
Total assets                                                                                1,929,324,504

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                      5,009,156
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                          39,345
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $168,503,232 purchased on a
when-issued basis or forward commitment)                                                      183,961,702
Shares of beneficial interest redeemed                                                          8,189,052
Distribution and service plan fees                                                                632,727
Transfer and shareholder servicing agent fees                                                     342,800
Shareholder communications                                                                        102,220
Trustees' compensation                                                                             18,849
Other                                                                                              60,855
                                                                                           ---------------
Total liabilities                                                                             198,356,706

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $1,730,967,798
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $      222,057
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  1,795,308,421
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              43,447,519
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (104,984,695)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                     (3,025,504)
                                                                                           ---------------
NET ASSETS                                                                                 $1,730,967,798
                                                                                           ===============

-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,017,894,784 and 130,110,578 shares of beneficial interest outstanding)                           $7.82
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                            $8.30
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $115,173,898 and 15,011,405 shares of beneficial interest outstanding)                              $7.67
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $245,844,416 and 32,199,654 shares of beneficial interest outstanding)                              $7.64
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $24,105,819 and 3,114,818 shares of beneficial interest outstanding)                                $7.74
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $327,948,881 and 41,620,804 shares of beneficial interest outstanding)         $7.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $3,334)              $ 77,233,596
--------------------------------------------------------------------------------
Other income                                                              7,145
--------------------------------------------------------------------------------
Portfolio lending fees                                                    4,920
                                                                   -------------
Total investment income                                              77,245,661

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      14,699,964
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,810,643
Class B                                                               1,305,314
Class C                                                               2,603,073
Class N                                                                 122,830
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,446,914
Class B                                                                 441,690
Class C                                                                 641,489
Class N                                                                  94,274
Class Y                                                                  57,579
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 249,695
Class B                                                                  52,705
Class C                                                                  68,806
Class N                                                                   5,274
Class Y                                                                   6,128
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,435
--------------------------------------------------------------------------------
Trustees' compensation                                                   28,013
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    89,452
                                                                   -------------
Total expenses                                                       25,753,778
Less reduction to custodian expenses                                    (28,435)
Less waivers and reimbursements of expenses                            (105,484)
                                                                   -------------
Net expenses                                                         25,619,859

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                51,625,802

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)             $  23,846,676
Closing and expiration of option contracts written                    2,034,344
Closing and expiration of futures contracts                         (31,001,161)
Swap contracts                                                          452,635
                                                                  --------------
Net realized loss                                                    (4,667,506)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                        (115,596,706)
Futures contracts                                                  (112,888,517)
Option contracts                                                         (6,451)
Swap contracts                                                          (39,345)
                                                                  --------------
Net change in unrealized depreciation                              (228,531,019)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(181,572,723)
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                        2006               2005
-----------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                              $   51,625,802     $   14,420,818
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                               (4,667,506)       249,900,489
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 (228,531,019)       225,089,316
                                                                   ----------------------------------
Net increase (decrease) in net assets resulting from operations      (181,572,723)       489,410,623

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (11,433,271)        (7,247,857)
Class B                                                                  (821,899)          (190,261)
Class C                                                                (1,750,765)          (467,943)
Class N                                                                  (208,442)           (86,194)
Class Y                                                                (2,600,912)          (970,044)
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                               (98,053,603)      (176,519,945)
Class B                                                               (11,828,387)       (21,692,760)
Class C                                                               (22,813,258)       (33,838,230)
Class N                                                                (2,151,295)        (2,633,667)
Class Y                                                               (14,899,429)       (14,050,224)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                 1,916,130        452,635,213
Class B                                                                (4,458,453)        51,758,221
Class C                                                                35,205,734        120,499,718
Class N                                                                 3,626,279         13,842,607
Class Y                                                               208,030,457         81,631,447

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase (decrease)                                            (103,813,837)       952,080,704
-----------------------------------------------------------------------------------------------------
Beginning of period                                                 1,834,781,635        882,700,931
                                                                   ----------------------------------
End of period (including accumulated net investment income
of $43,447,519 and $6,684,985, respectively)                       $1,730,967,798     $1,834,781,635
                                                                   ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                        2006              2005            2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     9.59        $     9.13      $     7.51     $     6.15     $     6.93
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .24 1             .11 1           .01            .03            .29
Net realized and unrealized gain (loss)                  (1.17)             2.84            1.85           1.38           (.71)
                                                    ----------------------------------------------------------------------------
Total from investment operations                          (.93)             2.95            1.86           1.41           (.42)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.08)             (.07)             -- 2         (.05)          (.36)
Distributions from net realized gain                      (.76)            (2.42)           (.24)            --             --
                                                    ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.84)            (2.49)           (.24)          (.05)          (.36)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     7.82        $     9.59      $     9.13     $     7.51     $     6.15
                                                    ============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       (9.98)%           44.66%          25.44%         23.08%         (5.54)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $1,017,895        $1,246,436      $  638,254     $  238,828     $  148,319
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $1,140,904        $  844,342      $  413,618     $  193,837     $  115,458
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     2.95%             1.34%           0.22%          0.46%          4.73%
Total expenses                                            1.30% 5           1.32%           1.40%          1.49%          1.68%
Expenses after payments and waivers
and reduction to custodian expenses                       1.29%             1.32%           1.40%          1.49%          1.68%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     89% 6,7           94% 6           87%            61%            49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006       1.31%

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

7. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED AUGUST 31,                       2006            2005          2004         2003         2002
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.46        $   9.05      $   7.51     $   6.16     $   6.95
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .17 1           .04 1        (.05)        (.04)         .23
Net realized and unrealized gain (loss)                 (1.15)           2.80          1.83         1.40         (.70)
                                                     -------------------------------------------------------------------
Total from investment operations                         (.98)           2.84          1.78         1.36         (.47)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.05)           (.01)           --         (.01)        (.32)
Distributions from net realized gain                     (.76)          (2.42)         (.24)          --           --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.81)          (2.43)         (.24)        (.01)        (.32)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   7.67        $   9.46      $   9.05     $   7.51     $   6.16
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (10.72)%         43.33%        24.32%       22.12%       (6.38)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $115,174        $147,663      $ 78,125     $ 37,589     $ 24,738
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $130,837        $102,816      $ 52,436     $ 32,101     $ 20,032
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             2.05%           0.46%        (0.69)%      (0.41)%       4.10%
Total expenses                                           2.19% 4         2.19%         2.32%        2.44%        2.45%
Expenses after payments and waivers
and reduction to custodian expenses                      2.18%           2.19%         2.31%        2.36%        2.45%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89% 5,6         94% 5         87%          61%          49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      2.20%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C      YEAR ENDED AUGUST 31,                       2006            2005           2004         2003         2002
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.42        $   9.02       $   7.48     $   6.14     $   6.93
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .17 1           .05 1         (.03)        (.03)         .23
Net realized and unrealized gain (loss)                 (1.13)           2.79           1.81         1.38         (.70)
                                                     -------------------------------------------------------------------
Total from investment operations                         (.96)           2.84           1.78         1.35         (.47)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.06)           (.02)            --         (.01)        (.32)
Distributions from net realized gain                     (.76)          (2.42)          (.24)          --           --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.82)          (2.44)          (.24)        (.01)        (.32)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   7.64        $   9.42       $   9.02     $   7.48     $   6.14
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (10.59)%         43.50%         24.42%       22.04%       (6.39)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $245,844        $264,019       $110,728     $ 36,531     $ 18,115
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $261,017        $170,306       $ 68,392     $ 25,746     $ 11,771
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             2.17%           0.57%         (0.62)%      (0.43)%       3.99%
Total expenses                                           2.09% 4         2.11%          2.24%        2.40%        2.45%
Expenses after payments and waivers
and reduction to custodian expenses                      2.08%           2.11%          2.24%        2.36%        2.45%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89% 5,6         94% 5          87%          61%          49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      2.10%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,                      2006           2005          2004        2003        2002
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  9.51        $  9.08       $  7.50     $  6.15     $  6.99
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1          .08 1          --         .07         .30
Net realized and unrealized gain (loss)                (1.15)          2.82          1.82        1.36        (.78)
                                                     --------------------------------------------------------------
Total from investment operations                        (.94)          2.90          1.82        1.43        (.48)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.07)          (.05)           --        (.08)       (.36)
Distributions from net realized gain                    (.76)         (2.42)         (.24)         --          --
                                                     --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.83)         (2.47)         (.24)       (.08)       (.36)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  7.74        $  9.51       $  9.08     $  7.50     $  6.15
                                                     ==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (10.22)%        44.03%        24.90%      23.63%      (6.47)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $24,106        $25,586       $ 8,206     $ 1,578     $   314
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $24,867        $14,654       $ 4,516     $ 1,001     $   146
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            2.59%          1.03%        (0.17)%      0.27%       3.57%
Total expenses                                          1.71% 4        1.68%         1.84%       1.83%       1.94%
Expenses after payments and waivers
and reduction to custodian expenses                     1.66%          1.68%         1.80%       1.63%       1.94%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89% 5,6        94% 5         87%         61%         49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      1.72%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS Y      YEAR ENDED AUGUST 31,                       2006            2005           2004         2003         2002
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.63        $   9.15       $   7.52     $   6.15     $   6.94
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .29 1           .15 1          .05          .06          .32
Net realized and unrealized gain (loss)                 (1.18)           2.86           1.84         1.39         (.73)
                                                     -------------------------------------------------------------------
Total from investment operations                         (.89)           3.01           1.89         1.45         (.41)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.10)           (.11)          (.02)        (.08)        (.38)
Distributions from net realized gain                     (.76)          (2.42)          (.24)          --           --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.86)          (2.53)          (.26)        (.08)        (.38)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   7.88        $   9.63       $   9.15     $   7.52     $   6.15
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      (9.54)%         45.42%         25.84%       23.69%       (5.36)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $327,949        $151,078       $ 47,387     $ 25,724     $  6,908
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $255,428        $ 83,836       $ 31,449     $ 15,755     $  3,420
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.52%           1.83%          0.65%        0.83%        3.95%
Total expenses                                           0.84% 4         0.88%          0.97%        1.08%        1.27%
Expenses after payments and waivers
and reduction to custodian expenses                      0.83%           0.88%          0.97%        1.08%        1.26%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89% 5,6         94% 5          87%          61%          49%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all expenses of the wholly owned subsidiary were as follows:

        Year Ended August 31, 2006      0.85%

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended August 31, 2006                 $4,236,251,723         $4,418,930,664
Year Ended August 31, 2005                 $4,827,248,691         $4,809,916,669

6. The portfolio turnover rate including the transfer of securities to RAF Fund
Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Asset Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in value of the Fund's investments and income on those investments.
The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The
Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in
RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the
"Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the
Fund and Subsidiary are both managed by the Advisor and the Manager.

      The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the
Subsidiary is separately presented as an investment in the Fund's Statement of
Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the
Fund's Statement of Assets and Liabilities and the Fund's Statement of
Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

      For tax purposes, the Subsidiary is an exempted Cayman investment company.
The Subsidiary has received an undertaking from the Government of the Cayman
Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled
Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income. For the period from August
15, 2006 (commencement of the Subsidiary's operations) through August 31, 2006, the Subsidiary has a deficit of $12,294,174 in its taxable earnings and profits.
This deficit carries forward indefinitely and reduces future earnings and profits, if any, of the Subsidiary. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Advisor identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The net asset value of the Subsidiary is determined as of the close of the
Exchange, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments according to the Fund's methodologies disclosed above.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures. As of August 31, 2006, the market value of these securities comprised 21.3% of the Fund's net assets and resulted in unrealized cumulative gains of $10,776,623.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of August 31, 2006, the Fund had purchased
$168,503,232 of securities issued on a when-issued basis or forward commitment and sold $146,390 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Advisor, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED   UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT      LONG-TERM                     LOSS   FOR FEDERAL INCOME
     INCOME                   GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
     ---------------------------------------------------------------------------
     $43,093,927               $--             $106,345,627             $297,969

1. As of August 31, 2006, the Fund had $105,781,986 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforward is as follows:

                        EXPIRING
                        ------------------------------
                        2014              $105,781,986

2. As of August 31, 2006, the Fund had $560,295 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. The Fund had $3,346 of straddle losses which were deferred.

4. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                                  INCREASE TO
              INCREASE TO                         ACCUMULATED
              ACCUMULATED NET                    NET REALIZED
              INVESTMENT INCOME           LOSS ON INVESTMENTS
              -----------------------------------------------
              $1,952,021                           $1,952,021

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                   AUGUST 31, 2006     AUGUST 31, 2005
     -----------------------------------------------------------------
     Distributions paid from:
     Ordinary income                  $ 76,933,870        $128,279,617
     Long-term capital gain             89,627,391         129,417,508
                                      --------------------------------
     Total                            $166,561,261        $257,697,125
                                      ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities              $1,898,635,072
         Federal tax cost of other investments         (488,372,140)
                                                     ---------------
         Total federal tax cost                      $1,410,262,932
                                                     ===============

         Gross unrealized appreciation               $   31,713,088
         Gross unrealized depreciation                  (32,011,057)
                                                     ---------------
         Net unrealized depreciation                 $     (297,969)
                                                     ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED AUGUST 31, 2006         YEAR ENDED AUGUST 31, 2005
                                SHARES           AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------

CLASS A
Sold                        63,685,467    $ 521,423,410        94,212,026    $ 777,455,272
Dividends and/or
distributions reinvested    11,365,248       92,403,268        24,089,571      160,454,202
Redeemed                   (74,934,452)    (611,910,548) 1    (58,238,089)    (485,274,261) 2
                           ------------------------------------------------------------------
Net increase                   116,263    $   1,916,130        60,063,508    $ 452,635,213
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         4,763,761    $  38,833,006         9,282,558    $  76,207,355
Dividends and/or
distributions reinvested     1,323,447       10,603,972         2,820,081       18,521,469
Redeemed                    (6,678,110)     (53,895,431) 1     (5,135,305)     (42,970,603) 2
                           ------------------------------------------------------------------
Net increase (decrease)       (590,902)   $  (4,458,453)        6,967,334    $  51,758,221
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                        13,237,294    $ 106,741,087        18,790,237    $ 152,585,965
Dividends and/or
distributions reinvested     2,353,406       18,757,878         4,162,996       27,230,330
Redeemed                   (11,423,674)     (90,293,231) 1     (7,202,060)     (59,316,577) 2
                           ------------------------------------------------------------------
Net increase                 4,167,026    $  35,205,734        15,751,173    $ 120,499,718
                           ==================================================================

                             YEAR ENDED AUGUST 31, 2006         YEAR ENDED AUGUST 31, 2005
                                SHARES           AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------

CLASS N
Sold                         2,062,983    $  16,822,497         2,265,268    $  18,313,212
Dividends and/or
distributions reinvested       269,724        2,173,165           403,003        2,665,360
Redeemed                    (1,907,535)     (15,369,383) 1       (882,773)      (7,135,965) 2
                           ------------------------------------------------------------------
Net increase                   425,172    $   3,626,279         1,785,498    $  13,842,607
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                        36,833,033    $ 295,975,516        16,487,939    $ 131,638,201
Dividends and/or
distributions reinvested     1,579,904       12,809,636         1,252,352        8,401,675
Redeemed                   (12,486,664)    (100,754,695) 1     (7,222,356)     (58,408,429) 2
                           ------------------------------------------------------------------
Net increase                25,926,273    $ 208,030,457        10,517,935    $  81,631,447
                           ==================================================================

1. Net of redemption fees of $62,156, $7,128, $14,220, $1,355 and $13,916 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $92,832, $11,304, $18,724, $1,611 and $9,217 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                              PURCHASES             SALES
      -------------------------------------------------------------------
      Investment securities              $  806,735,134    $  523,519,051
      U.S. government and government
      agency obligations                     16,680,075        38,887,395
      To Be Announced (TBA)
      mortgage-related securities         4,236,251,723     4,418,930,664

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE
-----------------------------------------------
Up to $200 million of net assets          1.00%
Next $200 million of net assets           0.90
Next $200 million of net assets           0.85
Next $200 million of net assets           0.80
Over $800 million of net assets           0.75

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ADMINISTRATION SERVICE FEES. The Fund pays the Advisor a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Advisor retains the Manager to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Advisor
pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

FEE SCHEDULE FOR SUB-ADVISOR
----------------------------------------------
Up to $200 million of net assets        0.500%
Next $200 million of net assets         0.450
Next $200 million of net assets         0.425
Next $200 million of net assets         0.400
Over $800 million of net assets         0.375

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Advisor, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2006, the Fund paid
$3,590,014 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $3,846,455, $3,517,138 and $300,736, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------

August 31, 2006           $853,469          $25,692         $290,990         $124,934          $44,702

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the
Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of
Trustees for such termination. During the year ended August 31, 2006, the
Advisor waived $90,762.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended August 31, 2006, OFS waived $4,995 and $9,727 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

in market value of portfolio securities, or decreases in commodity prices. The
Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2006, the Fund had outstanding futures contracts as follows:

                               EXPIRATION     NUMBER OF     VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                DATES     CONTRACTS     AUGUST 31, 2006     DEPRECIATION
--------------------------------------------------------------------------------------------

CONTRACTS TO PURCHASE
Heating Oil                       9/29/06           562        $ 47,470,004       $  988,206
                                                                                  ----------
CONTRACTS TO SELL
U.S. Long Bonds                  12/19/06           327          36,317,438          235,702
U.S. Treasury Nts., 2 yr.        12/29/06         1,421         290,372,469          305,261
U.S. Treasury Nts., 5 yr.        12/29/06           657          69,056,859          213,589
U.S. Treasury Nts., 10 yr.       12/19/06         1,305         140,124,375          618,370
                                                                                  ----------
                                                                                   1,372,922
                                                                                  ----------
                                                                                  $2,361,128
                                                                                  ==========

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended August 31, 2006 was as follows:

                                             CALL OPTIONS                       PUT OPTIONS
                                -------------------------       ---------------------------
                                NUMBER OF       AMOUNT OF       NUMBER OF        AMOUNT OF
                                CONTRACTS        PREMIUMS       CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------

Options outstanding as of
August 31, 2005                        --     $        --             127      $    12,076
Options written                       702       1,068,299             688        3,240,969
Options closed or expired            (584)     (1,058,422)           (719)      (3,246,445)
Options exercised                    (118)         (9,877)            (96)          (6,600)
                                     ------------------------------------------------------
Options outstanding as of
August 31, 2006                        --     $        --              --      $        --
                                     ======================================================

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS Continued

as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of August 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                           NOTIONAL    TERMINATION       UNREALIZED
COUNTERPARTY              SWAP DESCRIPTION                                       AMOUNT          DATES     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------

                          Received or paid monthly. The Counterparty pays the
                          Fund a Floating Payment which is the sum of the
                          Notional Amount, the Lehman Brothers CMBS Index Spread
                          and the Financial Spread on the initial Notional
                          Amount for the Swap Interest Accrual Period. In
                          addition, the Counterparty, pays the Fund the Total
                          Return Amount if it is a positive value for a given
                          Index Period. If it is a negative, the Fund pays the
                          Counterparty the absolute value of the Total Return
                          Amount for a given Index
Deutsche Bank AG          Period, on each Payment Date.                     $18,090,000        12/1/06          $18,363
-----------------------------------------------------------------------------------------------------------------------
                          Received or paid monthly. If the Carry Amount, plus
                          the Spread Return Amount (Spread Change times Duration
                          times Notional Amount), is positive, the Counterparty
                          pays the Fund. The payment is based on the Carry
                          Amount which is the Spread on the Lehman Brothers CMBS
                          AAA 8.5+ Index as of the close of one Business Day
                          prior to the Period End Day plus 15 basis points times
                          the Notional Amount times the Day Count Basis. If it
                          is negative, the Fund pays the
Lehman Brothers           Counterparty the absolute value of the
Special Financing, Inc.   Spread Return Amount.                              20,670,000        12/1/06           20,982
                                                                                                                -------
                                                                                                                $39,345
                                                                                                                =======

Abbreviation is as follows:

CMBS                     Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of August 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2006, the Fund had on loan securities valued at $6,454,025, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as
"Investments sold." Collateral of $6,570,834 was received for the loans, of which $5,009,156 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
August 31, 2006, the Advisor is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Advisor and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Advisor charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. LITIGATION Continued

the funds breached their fiduciary duties to fund shareholders under the
Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys'
fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Advisor and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Advisor believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Advisor also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classification
Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.  Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      |X|   Reduced Class A Initial Sales Charge Rates for Certain Former
Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X|   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X|   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      |X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
      |X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                  Appendix D

                        QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for
qualifying hybrid instruments")

   (1)   In general

      Nothing in this chapter (other than section 16(e)(2)(B) of this title)
      governs or is applicable to a hybrid instrument that is predominantly a security.

   (2)      Predominance.

      A hybrid instrument shall be considered to be predominantly a security if:

         (A) the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

         (B) the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

         (C) the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements;
         and

         (D) the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract)
         subject to this chapter.

   (3)      Mark-to-market margining requirements.

         For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

CFTC Rule 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case
Section 2(a)(1)(B)), provided the following terms and conditions are met:

   (1)  The instrument is:

        (i) An equity or debt security within the meaning of Section 2(l) of the Securities Act of 1933; or

        (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the
        Federal Deposit Insurance Act; an insured credit union as defined in
        Section 101 of the Federal Credit Union Act; or a Federal or State
        branch or agency of a foreign bank as defined in Section 1 of the
        International Banking Act;

   (2)  The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

   (3)  Provided that:

        (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

        (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

        (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

   (4)  The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                  Appendix E

                         QUALIFYING SWAP TRANSACTIONS

Section 2(g) of the Act ("Excluded swap transactions")

      No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

      (1) entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

      (2) subject to individual negotiation by the parties; and

      (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

      A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of
Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

      (a)   the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b)   the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c)   the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d)   the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

      Provided, however, That paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; Provided further,
That any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Commodity Strategy Total Return Fund

Internet Website:
   www.oppenheimerfunds.com

Investment Advisor
   OppenheimerFunds, Inc.
   Two World Financial Center
   225 Liberty Street, 11th Floor
   New York, New York 10281-1008

Distributor
   OppenheimerFunds Distributor, Inc.
   Two World Financial Center
   225 Liberty Street, 11th Floor
   New York, New York 10281-1008

Transfer Agent
   OppenheimerFunds Services
   P.O. Box 5270
   Denver, Colorado 80217
   1.800.CALL OPP(225.5677)

Custodian Bank
   JPMorgan Chase Bank
   4 Chase Metro Tech Center
   Brooklyn, New York 11245

Independent Registered Public Accounting Firm
   Deloitte & Touche LLP
   555 Seventeenth Street
   Denver, Colorado 80202

Counsel to the Funds
   Myer, Swanson, Adams & Wolf, P.C.
   1600 Broadway
   Denver, Colorado 80202

Counsel to the Independent Trustees
  Bell, Boyd & Lloyd LLC
  70 West Madison Street, Suite 3100
  Chicago, Illinois 60602

Special Counsel
   Kramer Levin Naftalis & Frankel LLP
   1177 Avenue of the Americas
   New York, New York 10036

1234
PX0735.001.0107

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Directors" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                         OPPENHEIMER REAL ASSET FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Amended and Restated  Declaration of Trust dated October 30, 2000:
      Previously filed with  Post-Effective No. 7 (12/28/00),  to Registrant's registration statement, and incorporated herein by reference.

(ii)  Amendment No. 1 to the Amended and Restated  Declaration  of Trust dated
      June 25, 2002:  Previously filed with  Post-Effective  No. 9 (10/22/02), to  Registrant's  registration  statement,  and  incorporated  herein by reference.

(iii) Amendment No. 2 to the Amended and Restated  Declaration  of Trust dated
      December 11, 2006: Filed herewith.

(iv)  Articles  of  Association  of  RAF  Fund  Ltd.:  Previously  filed  with
      Post-Effective   No.  16  (10/06/06),   to   Registrant's   registration
      statement, and incorporated herein by reference.

(b)   By-Laws,  Amended and Restated as of October 24, 2000:  Previously filed with Post-Effective No. 8 (12/27/01),  to Registrant's registration statement, and incorporated herein by reference.

(c)   Not applicable.

(d)   (i)   Amended  and  Restated   Investment   Advisory   Agreement   dated
      01/01/05:  Previously filed with  Post-Effective  No. 12 (10/20/05),  to
      Registrant's   registration   statement,   and  incorporated  herein  by
      reference.

(ii)  Sub-Advisory Agreement dated 03/08/99, by and between  OppenheimerFunds,
      Inc. and  Oppenheimer  Real Asset  Management,  Inc. with respect to the
      Registrant:  Previously filed with  Post-Effective No. 4 (10/29/99),  to
      Registrant's   registration   statement,   and  incorporated  herein  by
      reference.

(iii) Amended Investment  Advisory Agreement dated 10/05/06 by and between RAF
      Fund  Ltd.   and   OppenheimerFunds,   Inc.:   Previously   filed   with
      Post-Effective   No.  16  (10/06/06),   to   Registrant's   registration
      statement, and incorporated herein by reference.

(iv)  Sub-Advisory  Agreement dated 6/30/06, by and between  OppenheimerFunds,
      Inc. and  Oppenheimer  Real Asset  Management,  Inc. with respect to the
      RAF Fund Ltd.:  Previously filed with  Post-Effective  No. 15 (9/28/06), to  Registrant's  registration  statement,  and  incorporated  herein by reference.

(e)   (i)   General Distributor's  Agreement dated 03/31/97:  Previously filed
      with   Post-Effective   Amendment  No.  1  (9/18/97),   to  Registrant's
      registration statement, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  34  to  the
      Registration  Statement of  Oppenheimer  Main Street Funds,  Inc.  (Reg.
      No.33-17850), (10/23/06), and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  34  to  the
      Registration  Statement of  Oppenheimer  Main Street Funds,  Inc.  (Reg.
      No.33-17850), (10/23/06), and incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  34  to  the
      Registration  Statement of  Oppenheimer  Main Street Funds,  Inc.  (Reg.
      No.33-17850), (10/23/06), and incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
      Inc.:  Previously  filed  with  Post-Effective  Amendment  No. 34 to the
      Registration  Statement of  Oppenheimer  Main Street Funds,  Inc.  (Reg.
      No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   Form   of   Compensation    Deferral    Agreement   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/27/98), and incorporated herein by reference.

(g)   (i)  Global Custody  Agreement dated August 16, 2002:  Previously  filed with  Post-Effective  Amendment  No.  51  to  the  Registration  Statement  of
Oppenheimer  Capital  Appreciation  Fund (Reg. No. 2-69719),  (10/23/06),  and
incorporated herein by reference.

      (ii) Amendment  dated  October 2, 2003 to the Global  Custody  Agreement dated August 16, 2002: Previously filed with Pre-Effective  Amendment No. 1 to the Registration  Statement of Oppenheimer  Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

      (iii) Form of Global  Custody  Agreement  between  RAF Fund Ltd.  and JP
Morgan Chase Bank:  Previously filed with Post-Effective No. 15 (9/28/06),  to
Registrant's registration statement, and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion  and Consent of Counsel  dated  2/5/97.  Previously  filed
      with   Post-Effective   Amendment   No.  1  (9/18/97)  to   Registrant's
      registration statement, and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel for Class N shares  dated  December
      28, 2000:  Previously  filed with  Post-Effective  No. 7 (12/28/00),  to
      Registrant's   registration   statement,   and  incorporated  herein  by
      reference.

(j)   Independent   Registered  Public   Accounting   Firm's  Consent:   Filed
      herewith.

(k)   Not applicable.

(l)   Investment   Letter   from   OppenheimerFunds,   Inc.   to   Registrant:
      Previously  filed  with  Registrant's  Pre-Effective  Amendment  No.  1,
      2/5/97, and incorporated herein by reference.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
      shares dated 10/28/05: Filed herewith.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for Class B shares dated 10/28/05: Filed herewith.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      for Class C shares dated 10/28/05: Filed herewith.

(v)   Amended and Restated  Distribution  and Service Plan and  Agreement  for
      Class N shares dated 10/28/05:  Filed herewith.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
10/24/06:   Previously  filed  with  Post-Effective  Amendment  No.  62 to the
Registration  Statement of Oppenheimer Capital Income Fund (Reg. No. 2-33043),
11/21/06, and incorporated herein by reference.

(o)   (i)   Powers   of   Attorney   dated   December   13,   2004   for   all
Trustees/Directors   and  Officers:   Previously  filed  with   Post-Effective
Amendment  No.  44 to  the  Registration  Statement  of  Oppenheimer  Variable
Account  Funds (Reg.  No.  2-93177),  (2/25/05),  and  incorporated  herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  31,  2006  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed with  Post-Effective  Amendment  No. 13 to the  Registration
Statement of  Oppenheimer  MidCap Fund (Reg.  No.  333-31533),  (4/7/06),  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

The Fund  wholly owns and  controls  RAF Fund Ltd.  ("Subsidiary"),  a company organized under the laws of the Cayman  Islands.  The  Subsidiary's  financial statements  will be included in the Fund's annual and  semi-annual  reports to shareholders, as indicated in Item 30.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None.
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at
Vice President & Senior     Prudential  Financial Inc. (October 2002 - November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup         Formerly  an  Associate  at  Davis  Polk &  Wardell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gavin Dobson,               Formerly  President at Britannic  Asset  Management
Vice President              International (September 2001 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly an  Associate  at Dechert  LLP  (September
Assistant Vice President &  2000 - December 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              None  Assistant  Secretary  (as of  July  2004)  of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly an  Associate  at Epstein  Becker & Grenn,
Assistant Vice President    P.C. (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None.
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July 2004 - August 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Henderson,           Formerly Director of Corporate  Purchasing and Risk
Assistant Vice President    Management  at  StarTek  Inc.  (January  2003 - May
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since  June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Johnson,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla               Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None.
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None  Formerly,  a  research/technology  analyst at
Vice President              Goldman Sachs, Taiwan (May 2002-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001 -  April
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heather Minks               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulachy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June 2004-October 2004)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            (Asia)  Limited;  Senior Vice  President  (Managing
                            Director  of  the  International  Division)  of OFI
                            Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolf               None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments  Inc.  and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,   Inc.  and   OppenheimerFunds   (Asia)
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli,             Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Oppenheimer Real Asset  Management,
Inc.  and   OppenheimerFunds   Legacy   Program  is  6803  South  Tucson  Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer Acquisition Corp., OFI
Private  Investments  Inc.,  OFI  Institutional  Asset  Management,  Inc.  and
Oppenheimer Trust Company is Two World Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont  Group  Holdings,  Inc. is 555 Theodore  Fremd  Avenue,
Suite 206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  (Asia) Limited is Central Tower,  28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is
the  investment   adviser,  as  described  in  Part  A  and  Part  B  of  this
Registration  Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher Barlow(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rick Bettridge                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sarah Bourgraf(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Colby(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Fereday                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Fuermann                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(4)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Huber(1)                    Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Hylind                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Kristenson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Maddox(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Noah Miller(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Nelkin(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(5)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Wilde(1)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Wimer(2)                  Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Wisneski(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623
(4) 555 Theodore Fremd Avenue, Rye, NY 10580
(5) Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

 (1) The Fund  undertakes  that the  Subsidiary's  advisory  and  sub-advisory agreements with the Manager and the Sub-Advisor  ("advisory  agreements") will comply with the  requirements of Section 15 of the Investment  Company Act, as
such requirements  apply to the Fund,  including that (i) material  amendments to the  Subsidiary's  advisory  agreements  must  be  approved  by the  Fund's shareholders  or the Fund's  Board of Trustees in the manner and to the extent
that  the  Fund's   advisory   agreements  must  be  approved  by  the  Fund's
shareholders   or  the  Fund's  Board  of   Trustees;   and  (ii)  the  Fund's
shareholders  will have the  ability  to vote to  terminate  the  Subsidiary's advisory  agreements  to the same extent that they can vote to  terminate  the
Fund's advisory agreements.

(2) The Fund undertakes  that the  Subsidiary's  financial  statements will be updated each time the Fund's  financial  statements are updated,  and that the
Subsidiary's  financial  statements will be included in the Fund's semi-annual reports (in which the  Subsidiary's  unaudited  financial  statements  will be
included)  and  annual  reports  (in  which  the  Subsidiary's   full  audited
financial statements will be included).

(3) The Fund  undertakes  that it will not  directly  or  indirectly  offer or distribute  the  Subsidiary's  shares  to any  person or  entity  unless  such offering is  registered  as required  under the  Securities  Act of 1933 or is subject to an exemption  therefrom.  While the Subsidiary  does not anticipate that it will sell its shares to any person or entity  other than the Fund,  if such a  sale  were  contemplated  in  the  future  a  reassessment  under  the
Investment  Company Act of the Fund's  investment in the Subsidiary would also be undertaken.

(4) The Fund and the  Subsidiary  undertake  that  the  Subsidiary's  Board of
Directors will comprise  "non-interested"  directors to the extent required by the Investment Company Act and the rules and regulations thereunder.

(5) The Fund and the  Subsidiary  undertake  that the  Subsidiary's  books and records will be subject to inspection by the  Commission to the same extent as the Fund's books and records are subject to inspection by the Commission.

(6) The Subsidiary's  directors undertake to receive service of process in the
United States,  with the Fund's agent for service of process being  designated to serve in the same capacity with respect to the Subsidiary's directors.

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all  the requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 28th day of December, 2006

                                    OPPENHEIMER REAL ASSET FUND

                                    By:  /s/ John V. Murphy*

                                    ------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*     Chairman of the               December 28, 2006
William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal          December 28, 2006
John V. Murphy                Executive Officer and Trustee

/s/ Brian W. Wixted*          Treasurer and Principal       December 28, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Trustee                       December 28, 2006
Robert G. Avis

/s/ George C. Bowen*          Trustee                       December 28, 2006
George C. Bowen

/s/ Edward L. Cameron*        Trustee                       December 28, 2006
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       December 28, 2006
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       December 28, 2006
Sam Freedman

/s/ Beverly L. Hamilton*      Trustee                       December 28, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                       December 28, 2006
Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee                       December 28, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

RAF Fund Ltd. has duly caused this Registration  Statement of Oppenheimer Real
Asset Fund, with respect only to information that specifically  relates to RAF
Fund  Ltd.,  to be signed on its  behalf by the  undersigned,  thereunto  duly authorized, in the city of Centennial,  and State of Colorado, on the 28th day of December, 2006.

                                    RAF FUND LTD.

                                    By: /s/ Brian W. Wixted

                                    -------------------------
                                    Brian W. Wixted, Director

This Registration  Statement of Oppenheimer Real Asset Fund, with respect only to  information  that  specifically  relates to RAF Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures                     Title                        Date

/s/ Dwight Dube                Director, RAF Fund Ltd.      December 28, 2006
-----------------------
Dwight Dube

/s/ Brian W. Wixted            Director, RAF Fund Ltd.      December 28, 2006
-----------------------
Brian W. Wixted

                         OPPENHEIMER REAL ASSET FUND

                       Post Effective Amendment No. 17

                          Registration No. 333-14087

                                EXHIBIT INDEX

Form N-1A
Item No.    Description

23(a)(ii)   Amendment No. 2 to the Amended and Restated  Declaration  of Trust
            dated December 11, 2006

23(j)       Independent Registered Public Accounting Firm's Consent

23 (m)(i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
            shares dated 10/28/05

        (ii)      Amended  and  Restated  Distribution  and  Service  Plan and
            Agreement for Class B shares dated 10/28/05

        (iii)     Amended  and  Restated  Distribution  and  Service  Plan and
            Agreement for Class C shares dated 10/28/05

        (iv)      Amended  and  Restated  Distribution  and  Service  Plan and
            Agreement for Class N shares dated 10/28/05